File No. 33-45961
File No. 811-6569

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No. ____
Post-Effective Amendment No. 27

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940 X

Amendment No. 27

IVY FUNDS, INC.

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200

(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code (913) 236-2000

Kristen A. Richards, 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

_____	immediately upon filing pursuant to paragraph (b)
__X__	on December 29, 2005 pursuant to paragraph (b)
_____	60 days after filing pursuant to paragraph (a)(1)
_____	on (date) pursuant to paragraph (a)(1)
_____	75 days after filing pursuant to paragraph (a)(2)
_____	on (date) pursuant to paragraph (a)(2) of Rule 485
_____	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

         The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant's fiscal year ended March 31, 2005 was filed on June 28, 2005.

IVY FUNDS CLASS R SHARES

Ivy Global Natural Resources Fund
Ivy Large Cap Growth Fund
Ivy Mid Cap Growth Fund
Ivy Real Estate Securities Fund
Ivy Science and Technology Fund
Ivy Small Cap Growth Fund

 The Securities and Exchange Commission has not approved or disapproved the Funds' securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

Prospectus
December 29, 2005

Contents

Ivy Global Natural Resources Fund
Ivy Large Cap Growth Fund
Ivy Mid Cap Growth Fund
Ivy Real Estate Securities Fund
Ivy Science and Technology Fund
Ivy Small Cap Growth Fund
Additional Information about Principal Investment
Strategies, Other Investments and Risks
The Management of the Funds
Investment Advisor
Management Fee
Portfolio Management
Your Account
Pricing of Fund Shares
Buying Shares
Selling Shares
Exchange Privileges
Distributions and Taxes
Financial Highlights

Ivy Global Natural Resources Fund

An Overview of the Fund

Objective

To provide long-term growth. Any income realized will be incidental.

Principal Strategies

Ivy Global Natural Resources Fund invests, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

  precious metals (such as gold, silver and platinum);
  ferrous and nonferrous metals (such as iron, aluminum, copper and steel);
  strategic metals (such as uranium and titanium);
  fossil fuels and chemicals;
  forest products and agricultural commodities
  undeveloped real property

The Fund's subadvisor, Mackenzie Financial Corporation (MFC), uses an equity style that focuses on both growth and value. Companies targeted for investment have strong management and financial positions, adding balance with established low cost, low debt producers and positions that are based on anticipated commodity price trends. The Fund may have some emerging markets exposure in an attempt to achieve higher returns over the long-term.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Global Natural Resources Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund. This is called management risk equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays the risks of investing in foreign securities are more acute in countries with developing economies many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies since the Fund can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold, exposes the Fund to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Fund's other portfolio holdings.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Global Natural Resources Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Global Natural Resources Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual total returns for the period shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and performance table is for Class Y shares, since Class R shares have not been in existence for a full calendar year. The returns for the Class R shares would be different from those of Class Y shares because of variations in their respective expense structures.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements. If those arrangements had not been in place, the performance results would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year. (On March 31, 2004, the Fund's fiscal year end changed from December 31 to March 31.)

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
as of December 31 each year

2004	28.46%

In the period shown in the chart, the highest quarterly return was 12.95% (the third quarter of 2004) and the lowest quarterly return was -0.28% (the second quarter of 2004). The Class Y return for the year through September 30, 2005 was 25.73%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period.

The table also shows average annual returns, for Class Y shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class Y shares. After-tax returns for other classes may vary.

Average Annual Total Returns
as of December 31, 2004
		Life
	1 Year	of Class
	------	---------
Class Y (began on 07-24-2003)
Before Taxes	28.46%	45.04%
After Taxes on Distributions	28.39%	44.86%
After Taxes on Distributions
and Sale of Fund Shares	18.60%	38.66%
Indexes
Morgan Stanley Capital International
Commodity-Related Index[1]	24.23%	40.87%[2]
Lipper Natural Resources Funds
Universe Average[3]	30.16%	40.85%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on July 31, 2003.

3Net of fees and expenses.

Fees and Expenses

Ivy Global Natural Resources Fund

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses[2]	0.33%
Total Annual Fund Operating Expenses	1.78%

1Shares redeemed or exchanged within fewer than 30 days of purchase are assessed a 2.00% redemption/exchange fee.

2The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class R Shares	$181	$560	$964	$2,095

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class R Shares	$181	$560	$964	$2,095

Ivy Large Cap Growth Fund

An Overview of the Fund

Objective

To provide appreciation of your investment.

Principal Strategies

Ivy Large Cap Growth Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks issued by growth-oriented, large to medium sized U.S. and foreign companies that Ivy Investment Management Company (IICO), the Fund's investment manager, believes have appreciation possibilities. Under normal market conditions, the Fund invests at least 80% of its net assets in large cap growth securities. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. Although IICO anticipates the majority of the Fund's investments to be in large cap companies, the Fund may invest in companies of any size, subject to its 80% investment policy.

IICO attempts to select securities with appreciation possibilities by using a bottom-up analysis in looking at many factors. These include:

  the company's market position, product line, technological position and prospects for sustainability and/or increased earnings the management capability of the company being considered
  the short-term and long-term outlook for the industry being analyzed changes in economic and political conditions

IICO may also analyze the demands of investors for the security relative to its price. Securities may be chosen when IICO anticipates a development that might have an effect on the value of a security.

In general, IICO may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. IICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Large Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the skill of IICO in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

The Fund may invest a portion of its assets in foreign securities. Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Large Cap Growth Fund is designed for investors seeking long-term investment growth. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Large Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and performance table is for Class Y shares, since Class R shares have not been in existence for a full calendar year. The returns for the Class R shares would be different from those of Class Y shares because of variations in their respective expense structures.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements. If those arrangements had not been in place, the performance results would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
as of December 31 each year

2001	-23.42%
2002	-19.64%
2003	29.31%
2004	6.12%

In the period shown in the chart, the highest quarterly return was 12.00% (the fourth quarter of 2001) and the lowest quarterly return was -18.97% (the first quarter of 2001). The Class Y return for the year through September 30, 2005 was 7.69%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period.

The table also shows average annual returns, for Class Y shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class Y shares. After-tax returns for other classes may vary.

Average Annual Total Returns
as of December 31, 2004
		Life
	1 Year	of Class
	------	---------
Class Y (began on 07-06-2000)
Before Taxes	6.12%	-0.08%
After Taxes on Distributions	6.12%	-0.17%
After Taxes on Distributions
and Sale of Fund Shares	3.98%	-0.10%
Indexes
S&P 500 Index[1]	10.88%	-2.16%[2]
Lipper Large-Cap Growth Funds
Universe Average[3]	7.18%	-9.24%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on July 31, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy Large Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses[2]	0.35%
Total Annual Fund Operating Expenses	1.55%

1Shares redeemed or exchanged within fewer than five days of purchase are assessed a 2.00% redemption/exchange fee.

2The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class R Shares	$158	$490	$845	$1,845

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class R Shares	$158	$490	$845	$1,845

Ivy Mid Cap Growth Fund

An Overview of the Fund

Objective

To provide growth of your investment.

Principal Strategies

Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising the Russell Midcap® Growth Index and that IICO, the Fund's investment manager, believes offer above-average growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets in mid cap securities.

In selecting companies, IICO emphasizes a bottom-up approach and may look at a number of factors in its consideration of a security, such as:

  new or innovative products or services
  adaptive or creative management
  strong financial and operational capabilities to sustain growth market potential
  profit potential

Generally, in determining whether to sell a stock, IICO uses the same type of analysis that it uses when buying stocks. For example, IICO may sell a holding if the company no longer meets the desired capitalization range or if the company position weakens in the industry or market. IICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Mid Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the skill of IICO in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for medium sized companies may be greater than that for large companies. Medium sized companies may have limited financial resources and less experienced management compared to large companies. Stocks of medium sized companies may experience volatile trading and price fluctuations.

The Fund may invest, to a lesser extent, in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Mid Cap Growth Fund is designed for investors who are willing to accept greater risks than are present with many other mutual funds. The Fund is not intended for investors who desire assured income and conservation of capital. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Mid Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and performance table is for Class Y shares, since Class R shares have not been in existence for a full calendar year. The returns for the Class R shares would be different from those of Class Y shares because of variations in their respective expense structures.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements. If those arrangements had not been in place, the performance results would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
as of December 31 each year

2001	-12.58%
2002	-25.57%
2003	30.71%
2004	19.07% %

In the period shown in the chart, the highest quarterly return was 17.69% (the second quarter of 2003) and the lowest quarterly return was -16.45% (the third quarter of 2002). The Class Y return for the year through September 30, 2005 was 7.53%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period.

The table also shows average annual returns, for Class Y shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class Y shares. After-tax returns for other classes may vary.

Average Annual Total Returns
as of December 31, 2004
		Life
	1 Year	of Class
	------	---------
Class Y (began on 07-10-2000)
Before Taxes	19.07%	1.54%
After Taxes on Distributions	19.07%	1.16%
After Taxes on Distributions
and Sale of Fund Shares	12.40%	1.13%
Indexes
Russell Mid-Cap Growth Index[1]	15.47%	-4.86%[2]
Lipper Mid-Cap Growth Funds
Universe Average[3]	12.79%	-4.84%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on July 31, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy Mid Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses[2]	0.43%
Total Annual Fund Operating Expenses	1.78%

1Shares redeemed or exchanged within fewer than five days of purchase are assessed a 2.00% redemption/exchange fee.

2The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class R Shares	$181	$560	$964	$2,095

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class R Shares	$181	$560	$964	$2,095

Ivy Real Estate Securities Fund

An Overview of the Fund

Objective

To provide total return through a combination of capital appreciation and current income.

Principal Strategies

Ivy Real Estate Securities Fund invests, under normal market conditions, at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in real estate securities and real estate-related securities. "Real estate securities" include securities issued by issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry.

Most of the Fund's real estate securities portfolio will consist of securities issued by Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. A REOC is a corporation that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, but may also engage in related or unrelated businesses. In selecting securities for investment by the Fund, factors such as an issuer's financial condition, financial performance, quality of management, policies and strategies, real estate properties, and competitive market condition are considered by the Fund's investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital). The Fund then invests in those issuers which Advantus Capital determines have potential for long-term sustainable growth in earnings or those trading at discounts to the underlying value of assets owned.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Real Estate Securities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund the value of the Fund's investments or their cashflow may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing or other events affecting the value of real estate, buildings or other real estate fixtures the value of the Fund's securities issued by real estate-related companies (as discussed in "Additional Information about Principal Investment Strategies, Other Investments and Risks" below) will be adversely affected by changes in the value of the underlying property or the property's cashflow the value of the Portfolio's securities issued by REITs may be affected if one or more REIT holdings were to lose their favorable tax status the value of the Portfolio's securities owned by REOCs may be affected by income streams derived from businesses other than real estate ownership adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in the real estate and real estate related industries, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Real Estate Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and is designed for investors seeking long-term focus. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Real Estate Securities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual total returns compare with those of broad measures of market performance and a peer group average. The information in the bar chart and performance table is for Class Y shares, since Class R shares have not been in existence for a full calendar year. The returns for the Class R shares would be different from those of Class Y shares because of variations in their respective expense structures.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year. (On March 31, 2004, the Fund's fiscal year end changed from July 31 to March 31.)

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
as of December 31 each year

2004	34.93%

In the period shown in the chart, the highest quarterly return was 17.77% (the fourth quarter of 2004) and the lowest quarterly return was -5.61% (the second quarter of 2004). The Class Y return for the year through September 30, 2005 was 8.46%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period.

The table also shows average annual returns, for Class Y shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class Y shares. After-tax returns for other classes may vary.

Average Annual Total Returns
as of December 31, 2004
		Life
	1 Year	of Class
	------	---------
Class Y (began on 12-8-2003)
Before Taxes	34.93%	35.31%
After Taxes on Distributions	33.04%	32.57%
After Taxes on Distributions
and Sale of Fund Shares	23.75%	29.25%
Indexes
Dow Jones Wilshire Real Estate
Securities Index[1]	34.81%	34.81%[2]
Lipper Real Estate Funds
Universe Average[3]	32.05%	32.05%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on December 31, 2003.

3Net of fees and expenses.

Fees and Expenses

Ivy Real Estate Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses[2]	0.35%
Total Annual Fund Operating Expenses	1.75%

1Shares redeemed or exchanged within fewer than five days of purchase are assessed a 2.00% redemption/exchange fee.

2The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class R Shares	$178	$551	$949	$2,062

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class R Shares	$178	$551	$949	$2,062

Ivy Science and Technology Fund

An Overview of the Fund

Objective

To provide long-term capital growth.

Principal Strategies

Ivy Science and Technology Fund seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of IICO, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Fund may invest in companies of any size.

IICO typically emphasizes growth potential in selecting stocks; that is, IICO seeks companies in which earnings are likely to grow faster than the economy. IICO may look at a number of factors in selecting securities for the Fund's portfolio. These include the issuer's:

  growth potential
  earnings potential
  management
  industry position
  applicable economic and market conditions

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated. IICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Science and Technology Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industries the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Fund invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in science and technology companies, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small to medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies may experience volatile trading and price fluctuations.

The Fund may invest, to a lesser extent, in foreign securities. Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Science and Technology Fund is designed for investors who seek long-term capital growth by investing in an actively managed Fund that concentrates in securities of science and technology companies. This Fund is not suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Science and Technology Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and performance table is for Class Y shares, since Class R shares have not been in existence for a full calendar year. The returns for the Class R shares would be different from those of Class Y shares because of variations in their respective expense structures.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of YEAR-BY-YEAR Returns
as of December 31 each year

1999	175.81%[1]
2000	-25.66%
2001	-13.60%
2002	-25.67%
2003	31.75%
2004	16.56%

In the period shown in the chart, the highest quarterly return was 80.55% (the fourth quarter of 1999) and the lowest quarterly return was --23.10% (the second quarter of 2000). The Class Y return for the year through September 30, 2005 was 11.51%.

1A substantial portion of the Fund's returns during this period is attributable to investments in initial public offerings (IPOs). No assurance can be given that the Fund will be able to invest in IPOs to the same extent as it has in the past or that future IPOs in which the Fund invests will have as equally beneficial an impact on performance.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period.

The table also shows average annual returns, for Class Y shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class Y shares. After-tax returns for other classes may vary.

Average Annual Total Returns
as of December 31, 2004
			Life
	1 Year	5 Years	of Class
	--------	--------	--------
Class Y (began on 06-09-1998)
Before Taxes	16.56%	-6.02%	14.71%
After Taxes on Distributions	16.56%	-7.05%	13.71%
After Taxes on Distributions
and Sale of Fund Shares	10.77%	-5.14%[1]	12.94%
Indexes
Goldman Sachs Technology
Industry Composite Index[2]	2.91%	-15.90%	0.90%[3]
Lipper Science & Technology
Funds Universe Average[4]	3.97%	-16.49%	1.96%[3]

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on June 30, 1998.

4Net of fees and expenses.

Fees and Expenses

Ivy Science and Technology Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses[2]	0.40%
Total Annual Fund Operating Expenses	1.75%

1Shares redeemed or exchanged within fewer than five days of purchase are assessed a 2.00% redemption/exchange fee.

2The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class R Shares	$178	$551	$949	$2,062

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class R Shares	$178	$551	$949	$2,062

Ivy Small Cap Growth Fund

An Overview of the Fund

Objective

To provide growth of capital.

Principal Strategies

Ivy Small Cap Growth Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Russell 2000® Growth Index (small cap stocks). The Fund emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, IICO seeks companies whose earnings, it believes, are likely to grow faster than the economy. IICO may look at a number of factors regarding a company, such as:

  aggressive or creative management
  technological or specialized expertise
  new or unique products or services
  entry into new or emerging industries
  growth in earnings/growth in sales
  security size and liquidity

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. IICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Small Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

Due to the nature of the Fund's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Fund may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

The Fund may invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Small Cap Growth Fund is designed for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire assured income and conservation of capital. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Small Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and performance table is for Class Y shares, since Class R shares have not been in existence for a full calendar year. The returns for the Class R shares would be different from those of Class Y shares because of variations in their respective expense structures.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
as of December 31 each year

1996	2.89%
1997	22.23%
1998	45.88%
1999	62.79%
2000*	-15.56%
2001	-1.77%
2002	-25.17%
2003	36.74%
2004	14.02%

In the period shown in the chart, the highest quarterly return was 41.25% (the fourth quarter of 1999) and the lowest quarterly return was -23.69% (the third quarter of 2001). The Class Y return for the year through September 30, 2005 was 11.19%.

*Effective as of June 30, 2000, the name of the Fund was changed from Growth to Small Cap Growth and its strategy was changed to reflect a concentration in small cap securities.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period.

The table also shows average annual returns, for Class Y shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class Y shares. After-tax returns for other classes may vary.

Average Annual Total Returns
as of December 31, 2004
			Life
	1 Year	5 Years	of Class
	--------	--------	--------
Class Y (began on 12-29-1995)
Before Taxes	14.02%	-0.66%	12.62%
After Taxes on Distributions	14.02%	-2.71%	10.18%
After Taxes on Distributions
and Sale of Fund Shares	9.11%	-1.42%	10.21%
Indexes
Russell 2000 Growth Index[1]	14.30%	-3.54%	4.75%[2]
Lipper Small-Cap Growth Funds
Universe Average[3]	10.65%	-1.82%	7.69%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on December 31, 1995.

3Net of fees and expenses.

Fees and Expenses

Ivy Small Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses[2]	0.31%
Total Annual Fund Operating Expenses	1.66%

1Shares redeemed or exchanged within fewer than five days of purchase are assessed a 2.00% redemption/exchange fee.

2The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class R Shares	$169	$523	$902	$1,965

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class R Shares	$169	$523	$902	$1,965

Additional Information About Principal Investment Strategies, Other Investments and Risks

Ivy Global Natural Resources Fund: The Fund seeks to achieve its objective of long-term growth by investing primarily in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. There is no guarantee, however, that the Fund will achieve its objective.

The Fund's subadvisor, MFC, targets, for investment, well-managed companies that are expected to increase shareholder value through successful exploration and development of natural resources, balancing the Fund's portfolio with low cost, low debt producers that have outstanding asset bases, and positions that are based on anticipated commodity price trends. MFC places additional emphasis on sectors that are out of favor but appear to offer the most significant recovery potential over a one to three year period. MFC systematically reviews all investment decisions and may allow cash reserves to build up when valuations seem unattractive. MFC attempts to minimize risk through diversifying the Fund's portfolio by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce fund volatility.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements). The use of these derivative investment techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgment of MFC as to certain market movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

The Fund may from time to time take a temporary defensive position, and invest without limitation in U.S. government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

The Fund can invest in precious metals and other physical commodities. Commodities trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for precious metals and other commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. The Fund may also pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

Risks. An investment in Ivy Global Natural Resources Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Diversification Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Large Cap Growth Fund: The Fund seeks to achieve its objective of appreciation of your investment through a diversified holding of securities, primarily those issued by large to medium sized, higher-quality U.S. and foreign companies that IICO believes have both appreciation possibilities and sustainable competitive advantage. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Fund may invest up to 25% of its total assets in foreign securities.

At times, as a temporary defensive measure, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities (which may include money market instruments held as cash reserves), and/or preferred stocks. The Fund may also use options and futures contracts for temporary defensive purposes. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Large Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Mid Cap Growth Fund: The Fund seeks to achieve its objective of growth of your investment by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising the Russell Midcap® Growth Index (Russell Midcap) and that IICO believes offer above-average growth potential. For this purpose, the Fund considers a company's capitalization at the time the Fund acquires the company's securities, and the company need not be listed in the Russell Midcap. Companies whose capitalization falls outside the range of the Russell Midcap after purchase continue to be considered medium capitalization companies for purpose of the Fund's investment policy. There is no guarantee, however, that the Fund will achieve its objective.

In addition to common stocks, the Fund may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade. The Fund may also invest up to 25% of its total assets in foreign securities.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper, cash and cash equivalents, and short-term securities issued by the U.S. government or its agencies or instrumentalities), preferred stocks or both. As well, the Fund may choose to invest in companies whose sales and earnings growth are generally stable through a variety of economic conditions. The Fund may also use options and futures contracts for temporary defensive purposes. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Mid Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Real Estate Securities Fund: The Fund seeks to achieve its objective of total return through a combination of capital appreciation and current income by investing primarily in real estate securities and real estate-related securities. The Fund does not invest directly in real estate. There is no guarantee, however, that the Fund will achieve its objective.

"Real estate securities" include securities offered by issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include real estate investment trusts (REITs), real estate operating companies (REOCs), real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly traded limited partnerships.

"Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, brokers, financial institutions that issue or service mortgages and resort companies.

Most of the Fund's real estate securities portfolio will consist of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. REITs may be characterized as equity REITs (i.e., REITs that primarily invest in fee ownership and leasehold ownership of land), mortgage REITs (i.e., REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. The Fund mostly invests in equity REITs but also invests lesser portions of its assets in mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986, as amended (Code), may deduct dividends paid to shareholders, effectively eliminating any corporate level federal income tax. As a result, REITs distribute a larger portion of their earnings to investors than other corporate entities subject to federal corporate tax. A REOC is typically structured as a "C" corporation under the Code and does not have the favorable tax treatment that is accorded a REIT.

The Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations. The Fund may also invest a limited portion of its assets in foreign securities. Generally, in selecting securities, Advantus Capital, the Fund's subadvisor, considers factors such as an issuer's financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market position. In selecting equity securities for the Fund, Advantus Capital assesses an issuer's potential for sustainable earnings growth over time.

In addition, the Fund may invest up to 20% of its assets in securities issued by companies outside of the real estate industry. The Fund may also invest in non-real estate-related equity securities, convertible debt securities, investment-grade fixed income securities, securities of other mutual funds (open-end and closed), exchange-traded funds, repurchase agreement transactions, restricted and illiquid securities, stock index futures contracts, options (the Fund may purchase and sell put and call options), American Depositary Receipts, securities purchased on a when issued or forward commitment basis, and money market securities. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

An investment in the Ivy Real Estate Securities Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in portfolio of securities selected from a greater number of issuers.

As well, the value of the Fund's investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities including changes in the Code or failure to meet Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

Risks. An investment in Ivy Real Estate Securities Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  REIT-Related Risk
  REOC-Related Risk
  Securities Lending Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Science and Technology Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of science and technology companies. Science and technology companies are companies whose products, processes or services, in IICO's opinion, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business, itself, is not within the science and technology industries. There is no guarantee, however, that the Fund will achieve its objective.

The Fund may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Fund primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Fund may invest a limited amount of its assets in foreign securities.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. The Fund may also invest in options and futures contracts for hedging purposes. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Science and Technology Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Initial Public Offering Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Growth Fund: The Fund seeks to achieve its objective of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. There is no guarantee, however, that the Fund will achieve its objective.

The Fund may occasionally invest in securities of larger companies that, in IICO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth.

The Fund considers a company's capitalization at the time the Fund acquires the company's common stock. Common stock of a company whose capitalization exceeds the range of the Russell 2000® Growth Index after purchase will not be sold solely because of its increased capitalization.

In addition to common stocks, the Fund may also invest in securities convertible into common stocks, preferred stocks and debt securities that are mostly of investment grade. The Fund may invest up to 10% of its total assets in foreign securities.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Fund may also invest in more established companies, such as those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Fund's position size in any particular security. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Small Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Initial Public Offering Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

All Funds

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions, and other company and economic news. Performance will also depend on the skill of IICO or a subadvisor in selecting investments and on IICO's skill in allocating assets.

Each Fund may also invest in and use certain other types of instruments in seeking to achieve its objectives. For example, each Fund is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Fund's authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant.

Each Fund may actively trade securities in seeking to achieve its objectives. Factors that can lead to active trading for any fund include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a fund's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by the Fund, which would increase your taxable income.

Each Fund generally seeks to be fully invested. However, at times, IICO or a subadvisor may invest a portion of the Fund's assets in cash or cash equivalents if IICO or the subadvisor is unable to locate and invest in a sufficient number of securities that meet the Fund's quality, valuation and other investment requirements.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its SAI.

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on each Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at
  www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Ivy's website at www.ivyfunds.com.

Defining Risks

  Company Risk -- An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.
  Concentration Risk -- If a Fund invests more than 25% of its total assets in a particular industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.
  Credit Risk -- An issuer of a debt security (including mortgage-backed securities) or a REIT may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of a Fund. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Fund purchases unrated securities and obligations, it will depend on IICO's or a subadvisor's analysis of credit risk more heavily than usual.
  Diversification Risk -- A Fund is subject to diversification risk if the Fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Fund is considered diversified, as defined in the Investment Company Act of 1940, as amended (1940 Act), if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). The Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund with a more diversified investment portfolio.
  Extension Risk -- Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.
  Foreign Currency Risk -- Foreign securities may be denominated in foreign currencies. The value of a Fund's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk -- The Funds may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent a Fund's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Funds from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.
  Foreign Securities Risk -- Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

  Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

  The value of securities issued by companies located in emerging market countries may be subject to greater volatility than foreign securities issued by companies in developed markets. Risks of investing in foreign securities issued by companies in emerging market countries include, among other things, greater social, political and economic instability, lack of liquidity and greater price volatility due to small market size and low trading volume, certain national policies that restrict investment opportunities and the lack of legal structures governing private and foreign investment and private property.
  Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Income Risk -- The Fund may experience a decline in its income due to falling interest rates.
  Initial Public Offering Risk -- A Fund may not be able to sustain the positive effect on performance that may result from investments in initial public offerings (IPOs). Investments in IPOs can have a significant positive impact on the Fund's performance. The positive effect of investments of IPOs may not be sustainable because of a number of factors. The Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Fund grows.
  Interest Rate Risk -- The value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

  As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.
  Large Company Risk -- A Fund with a portfolio of large capitalization company securities may underperform the market as a whole.
  Market Risk -- All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.
  Mid Size Company Risk --Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.
  Prepayment Risk -- Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate. As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including mortgage REITs). As a result, a Fund would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline of the Fund's income.
  REIT-Related Risk -- The value of a Fund's REIT securities may be adversely affected by changes in the value of the underlying property. In addition, the value of equity or mortgage REITs could be adversely affected if the REIT fails to qualify for tax-free pass through income under the Internal Revenue Code of 1986 (as amended), or maintain its exemption from registration under the 1940 Act.
  REOC-Related Risk --A REOC is similar to a REIT in that it is a company that owns and operates commercial real estate, but unlike a REIT it has the freedom to reinvest all its funds from operations back into the company, and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, and there is no minimum restriction on the number of owners nor limits on ownership concentration. The value of a Fund's REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, REOCs do not have the favorable tax treatment that is accorded a REIT.
  Securities Lending Risk -- A Fund may experience a delay in the recovery of loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, a Fund enters into loan arrangements only with institutions that IICO or a subadvisor has determined are creditworthy.
  Small Company Risk -- Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.
  Value Stock Risk -- Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO or a subadvisor, undervalued. The value of a security believed by IICO or a subadvisor to be undervalued may never reach what is believed to be is its full value, or such security's value may decrease.

The Management of the Funds

Investment Advisor

The Funds are managed by Ivy Investment Management Company (IICO), subject to the authority of the Board of Trustees of Ivy Funds and the Board of Directors of Ivy Funds, Inc. IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is an SEC-registered investment advisor with approximately $7.7 billion in assets under management as of September 30, 2005, and serves as the investment manager for each of the Funds within the Ivy Family of Funds. IICO has served as investment manager to the Ivy Funds since December 31, 2002. Until December 31, 2002, Ivy Management, Inc. (IMI) provided business management services and investment advisory services to the Ivy Funds. On December 31, 2002, IMI, an indirect wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR) and a wholly owned subsidiary of Ivy Acquisition Corporation (IAC), merged with and into IAC, a wholly owned subsidiary of WDR. Upon effectiveness of the merger, IAC changed its name to Waddell & Reed Ivy Investment Company (WRIICO), and WRIICO assumed all of IMI's duties with respect to the Ivy Funds. Effective March 7, 2005, WRIICO changed its name to Ivy Investment Management Company (IICO). IICO has also served as investment manager to the Ivy Funds, Inc. since June 30, 2003. Prior to June 30, 2003, Waddell & Reed Investment Management Company (WRIMCO), an affiliate of IICO, served as the investment manager for each of the Funds in the Ivy Funds, Inc. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. (formerly W&R Funds, Inc.) to IICO. IICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Investment Subadvisors

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadvisor to Ivy Real Estate Securities Fund under an agreement with IICO. Since its inception in 1994, Advantus Capital has provided investment advisory services for mutual funds and has managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life's investment portfolio. Advantus Capital had approximately $16.4 billion in assets under management as of September 30, 2005.

Mackenzie Financial Corporation (MFC), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment subadvisor to Ivy Global Natural Resources Fund pursuant to an agreement with IICO and is responsible for selecting Ivy Global Natural Resources Fund's portfolio investments. MFC has been an investment counsel and mutual fund manager in Toronto for more than 35 years, and as of September 30, 2005 had approximately $47.9 billion Canadian in assets under management.

Management Fee

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to IICO for providing investment advice and supervising its investments. IICO uses a portion of the applicable fee to pay a Fund's subadvisor, if any. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

  Ivy Large Cap Growth Fund: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.
  Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion
  Ivy Real Estate Securities Fund: 0.90% of net assets up to $1 billion, 0.87% of net assets over $1 billion and up to $2 billion, 0.84% of net assets over $2 billion and up to $3 billion, and 0.80% of net assets over $3 billion
  Ivy Global Natural Resources Fund: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion

Management fees for the following Funds as a percent of the Fund's net assets for its fiscal year ended March 31, 2005 were:

Fund	Management Fees Paid
Ivy Global Natural Resources Fund	0.95%
Ivy Large Cap Growth Fund	0.70%
Ivy Mid Cap Growth Fund	0.85%
Ivy Real Estate Securities Fund	0.90%
Ivy Science and Technology Fund	0.85%
Ivy Small Cap Growth Fund	0.85%

Portfolio Management

Ivy Global Natural Resources Fund: Frederick Sturm, a Senior Vice President of MFC, is primarily responsible for the management of the Fund. He has managed the Fund since its inception. Mr. Sturm joined MFC in 1983. He holds a degree in commerce from the University of Toronto. Mr. Sturm is a CFA charterholder.

Ivy Large Cap Growth Fund: Daniel P. Becker is primarily responsible for the management of the Fund, and has held his responsibilities since its inception. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of another investment company for which WRIMCO serves as investment manager. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager for WRIMCO since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Ivy Mid Cap Growth Fund: Kimberly A. Scott is primarily responsible for the management of the Fund, and has held her Fund responsibilities since February 2001. She is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies managed by WRIMCO. Ms. Scott served as an investment analyst with WRIMCO from April 1999 to February 2001. She earned a BS in microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. Ms. Scott is a Chartered Financial Analyst.

Ivy Real Estate Securities Fund: Joseph R. Betlej is primarily responsible for the management of the Fund. He has held his responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since February 1999. Mr. Betlej is Vice President and Investment Officer of Advantus Capital. He has been in the real estate industry since 1984 and has been with Advantus Capital since 1987. Mr. Betlej earned a BA in Architecture from the University of Minnesota and a MS in Real Estate Appraisal and Investment Analysis from the University of Wisconsin at Madison. He is a Chartered Financial Analyst.

Ivy Science and Technology Fund: Zachary H. Shafran is primarily responsible for the management of the Fund, and has held his Fund responsibilities since February 2001. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran has served as a portfolio manager for investment companies managed by WRIMCO since January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA with an emphasis in Finance from the University of Missouri at Kansas City.

Ivy Small Cap Growth Fund: Gilbert C. Scott is primarily responsible for the management of the Fund, and has held his Fund responsibilities since August 2003. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. He joined Waddell & Reed in 1997 and has been assistant portfolio manager of small cap institutional accounts since September 2000. Mr. Scott earned a BBA degree in finance from the University of Massachusetts and an MBA from the University of Texas. He is a Chartered Financial Analyst.

Additional information regarding portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities is included in the SAI.

Other members of IICO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

Your Account

This prospectus offers one class of shares, Class R shares. Class R shares are sold without any front-end sales lead or contingent deferred sales charges.

Class R shares are generally only available to employee benefit plans including but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans. At the time of the initial investment, including conversions of existing plans, if the value of the account exceeds $50 million, only Class Y shares are available for investment. Class R shares are also generally sold through, and held by, unaffiliated third parties whose platforms provide administrative, distributive and/or other support services to the plan investing in the Class R shares. Class R shares are generally available where plan level or omnibus accounts (and not individual participant accounts) are held on the books of a Fund. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings accounts, owner-only 401(k)s, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and 529 accounts.

Each Fund has adopted a Distribution and Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for its Class R shares. Such Plans permit the Funds to pay marketing and other fees to support both the sale and distribution of the Class R shares as well as the services provided to shareholders. Under the Class R Plan, each Fund is authorized to pay Ivy Funds Distributor, Inc. (IFDI) an amount not to exceed 0.50%, on an annual basis, of the average daily net assets of the Class R shares. This fee is to compensate IFDI for, either directly or through third parties, distributing the Fund's Class R shares, providing personal service to Class R shareholders and/or encouraging and fostering the maintenance of shareholder accounts of a Fund's Class R shares. The amounts shall be payable to IFDI daily or at such other intervals as the Board of Trustees or Board of Directors may determine.

Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. All or a portion of these fees may be paid to your financial advisor.

Other share classes of the Funds may be offered in separate prospectuses. Since each class of shares of a Fund has its own expense structure, the net asset value (NAV) per share for each class may differ.

Additional Dealer Compensation

Your financial advisor and the financial intermediary with which your advisor is affiliated typically will receive compensation when you buy and/or hold Fund shares. The source of that compensation may include the sales load, if any, that you pay as an investor and/or the 12b-1 fee paid by the class of shares of the Fund that you own. As well, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets and/or a fixed amount per shareholder account. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by WRIMCO and IICO. These reimbursements to IFDI are funded out of WRIMCO and IICO's net income, respectively.

The amount and type of compensation that your financial advisor or intermediary receives will vary based upon the share class you buy, the value of those shares and the compensation practices of the intermediary. Compensation to the intermediary generally is based on the value of shares of the Funds owned by the intermediary for its own account or for its clients and may also be based on the gross and/or net sales of the Fund shares attributable to the intermediary. That compensation recognizes the distribution, administrative, promotional and other services provided by the intermediary, and may be required by the intermediary in order for the Ivy Family of Funds to be available for sale by the intermediary. The rate of compensation depends upon various factors, including but not limited to the intermediary's established policies and prevailing practices in different segments of the financial services industry. In addition, an intermediary may maintain omnibus accounts or similar arrangements with a Fund for consolidated holdings of Fund shares by its clients, and may receive payments from IFDI or its affiliates for providing related sub-transfer agency and other services.

IFDI may also compensate an intermediary and/or financial advisor for IFDI's participation in various activities sponsored and/or arranged by the intermediary, including but not limited to programs that facilitate educating financial advisors and/or their clients about various topics, including the Funds. IFDI may also pay, or reimburse, an intermediary for certain other costs relating to the marketing of the Funds. The rate of compensation depends upon various factors, including but not limited to the nature of the activity and the intermediary's established policies.

Compensation arrangements such as those described above are undertaken to help secure and maintain appropriate availability, visibility and competitiveness for the Funds, such that they may be widely available and have the capacity to grow and potentially gain economies of scale for Fund shareholders. Please consult the SAI for additional information regarding compensation arrangements with intermediaries.

Pricing of Fund Shares

The price to buy a share of a Fund, called the offering price, is calculated every business day. Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded. As noted in this prospectus, certain Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Fund's shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund's shares. The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class.

In the calculation of a Fund's NAV:

  The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable or are unreliable are valued at their fair value by or at the direction of the Board of Trustees or Board of Directors, as discussed below.

When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to procedures approved by the Board of Trustees or Board of Directors. A Fund may also use these procedures to value certain types of illiquid securities. Fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund's NAV is calculated.

A Fund may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some funds, such as Ivy Global Natural Resources Fund, which may invest a portion of their assets in foreign securities, may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Fund's Board of Trustees or Board of Directors. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. The Funds have retained a third-party pricing service (the Service) to assist in valuing foreign securities held in the Funds' portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, in accordance with guidelines adopted by each of the Fund's Board of Trustees or Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Boards regularly review, and WRSCO regularly monitors and reports to the Boards, the Service's pricing of the Funds' foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that a Fund's NAV will be subject, in part, to the judgment of the Board of Trustees or Board of Directors or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It may also affect all shareholders in that if Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see " Market Timing Policy."

Buying Shares

You may buy shares of each of the Funds through third parties that have entered into selling arrangements with IFDI. Contact any authorized investment dealer. Additional shares may be purchased through a plan's administrator or recordkeeper. Your plan administrator can help you with any questions you might have.

When you place an order to buy shares, your order, if accepted, will be processed at the next offering price calculated after your order is received in proper form by the Fund or its authorized agent. Note the following:

  All of your purchases must be made in U.S. dollars.
  You may purchase shares of a Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.
  Broker-dealers that perform account transactions for their clients by participating in networking through the National Securities Clearing Corporation (NSCC) are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly. Such dealers have independent networking agreements with IFDI, and are compensated for performing account transactions for their clients.

IFDI reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Selling Shares

You can arrange to take money out of an account at any time by selling (redeeming) some or all of your shares. Please contact your plan administrator or third party recordkeeper regarding distribution of shares from your retirement plan.

The redemption price (price to sell one share of a particular class of the Fund) is the NAV per share of that Fund class, subject to any applicable redemption fee.

When you place an order to sell shares, your shares will be sold at the NAV next calculated, subject to any applicable redemption fee, after receipt of a written request for redemption in good order. Note the following:

  Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).
  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Trustees or Board of Directors determines that conditions exist making cash payments undesirable. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.
  If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable redemption fee, next calculated after the order has been received in proper form by the authorized firm (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day on which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.
  Dealers that perform account transactions for their clients by participating in networking through the NSCC are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

Shareholder Services

Please contact your plan administrator or recordkeeper for information about your account. In addition, a toll-free call, 800.777.6472, connects you to a representative of IFDI or our automated customer telephone service. During normal business hours, our staff is available to answer your questions. At almost any time of the day or night, you may access from a touch-tone phone, or from our web site, www.ivyfunds.com, to:

  obtain price information about other funds in the Ivy Family of Funds obtain a Fund's current prospectus
  obtain a Fund's annual and semiannual reports to shareholders (every six months)

Exchange Privileges

Except as otherwise noted, you may sell your Class R shares of any of the Funds and buy Class R shares of another Fund in the Ivy Family of Funds that offers Class R shares. Contact your plan administrator or recordkeeper for information about exchanging your shares.

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each fund within the Ivy Family of Funds may only be sold within the United States and the Commonwealth of Puerto Rico.

You must exchange into the same share class you currently own.

Market Timing Policy

The Funds are intended for long-term investment purposes. The Funds will take steps to seek to deter frequent purchases and redemptions in Fund shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO and/or IFDI, thereby indirectly affecting the Fund's shareholders.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund, such as Ivy Global Natural Resources Fund, invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in small cap companies, such as Ivy Small Cap Growth Fund.

To discourage market timing activities by investors, the Funds' Board of Trustees or Board of Directors has adopted a market timing policy and has approved the procedures of the Funds' transfer agent, WRSCO, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how it will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WRSCO typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Fund shares. As an additional step, WRSCO reviews internal monthly reporting of a Fund's overall redemption activity in relation to average assets and purchases within the period. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or IFDI will, for clients of Waddell & Reed (including those shareholders that do not utilize any financial intermediary), send a letter to the shareholder to state that the Fund is suspending exchange privileges and will refuse to accept additional purchases in the account. For trading via the NSCC, WRSCO or IFDI will, if possible, place a trading block on our system at a dealer-branch level or, if that cannot be accomplished, we will contact the associated broker-dealers and request that they block further trading. The letter will inform the shareholder that he/she may request the reinstatement of exchange privileges and the ability to make additional investments, after a prescribed period of time. In exercising any of the foregoing rights, WRSCO will consider the trading history of accounts under common ownership or control within any of the Waddell & Reed and/or Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group and may be rejected in whole or in part. Transactions placed in violation of a Fund's market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

A Fund seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Funds, IFDI and WRSCO make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries or that are difficult to identify when effected through omnibus accounts maintained by those intermediaries because the intermediary maintains the underlying shareholder account. Under these circumstances, the Fund cannot identify transactions by underlying investors. Accordingly, there can be no assurance that the Funds will be able to eliminate all market timing activities.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Fund's and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Funds' market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WRSCO and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Fund's market timing policy, in conjunction with the use of fair value pricing and application of the redemption fee, is intended to reduce a shareholder's ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Redemption Fee/Exchange Fee

To further discourage the use of the Funds as a vehicle for excessive short-term trading, Ivy Global Natural Resources Fund will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than 30 days. Each of the other, non-international funds offered in this Prospectus will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than five days. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

A Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts; and certain intermediaries that do not have, or report to the Funds, sufficient information to impose a redemption fee on their customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (v) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf.

In addition to these waivers, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of excessive short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year. Usually, a Fund distributes net investment income at the following times:

Annually in December: Ivy Global Natural Resources Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund

Quarterly in March, June, September and December: Ivy Real Estate Securities Fund

Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

For retirement accounts, all distributions are automatically paid in additional shares.

State and local income taxes. The portion of the dividends a Fund pays that is attributable to interest earned on U.S. government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability in your state and locality of dividends and other distributions by the Funds.

The foregoing is only a summary of some of the important tax considerations generally affecting each Fund and its shareholders; you will find more information in each Fund's SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the fiscal periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information shown is the financial highlights for Class Y shares of each Fund, since Class R shares have not been offered prior to the effectiveness of this prospectus. This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with the financial statements for each Fund for the fiscal year ended March 31, 2005, in included in that Fund's Annual Report to Shareholders, which is available upon request.

The performance of Class R shares will likely be different from that of Class Y shares due to the variations in their respective expense structures.

Ivy Global Natural Resources Fund

For a Class Y share outstanding throughout each period:

			For the
	For the	For the	period from
	fiscal year	fiscal period	7-24-03[1]
	ended	ended	to
	3-31-05	3-31-04	12-31-03
	-----------	---------	---------
Per-Share Data
Net asset value, beginning of period	$17.66	$16.70	$12.60
	-----------	---------	---------
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	0.01	0.00
Net realized and unrealized
gain on investments	5.13	0.95	4.16
	-----------	---------	---------
Total from investment operations	5.11	0.96	4.16
	-----------	---------	---------
Less distributions:
From net investment income	(0.07)	(0.00)	(0.06)
From capital gains	(0.00)	(0.00)	(0.00)
	-----------	---------	---------
Total distributions	(0.07)	(0.00)	(0.06)
	======	======	======
Net asset value, end of period	$22.70	$17.66	$16.70
	======	======	======
Ratios/Supplemental Data
Total return	28.98%	5.75%	33.03%
Net assets, end of period (in
millions)	$21	$4	$1
Ratio of expenses to
average net assets including
reimbursement	1.20%	1.20%[2]	1.39%[2]
Ratio of net investment income (loss)
to average net assets including
reimbursement	-0.19%	-0.35%[2]	-0.54%[2]
Ratio of expenses to
average net assets excluding
reimbursement	1.48%	1.63%[2]	N/A
Ratio of net investment income (loss)
to average net assets excluding
reimbursement	-0.47%	-0.79%[2]	N/A
Portfolio turnover rate	110%	29%	58%[3]

1Commencement of operations of the class.

2Annualized.

3For the 12 months ended December 31, 2003.

Ivy Large Cap Growth Fund

For a Class Y share outstanding throughout each period:
					For the
					period from
	For the fiscal year ended March 31,				7-6-00[1]
	-----------------------------------------------------------				to
	2005	2004	2003	2002	3-1-01
	-----------	---------	---------	---------	---------
Per-Share Data
Net asset value, beginning of period	$9.32	$7.26	$9.22	$9.48	$10.02
	-----------	---------	---------	---------	---------
Income (loss) from investment operations:
Net investment income (loss)	0.00	(0.03)	(0.30)	(0.01)	0.09
Net realized and unrealized
gain (loss) on investments	0.30	2.09	(1.66)	(0.25)	(0.50)
	-----------	---------	---------	---------	---------
Total from investment operations	0.30	2.06	(1.96)	(0.26)	(0.41)
	-----------	---------	---------	---------	---------
Less distributions:
From net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.07)
From capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.06)
	-----------	---------	---------	---------	---------
Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.13)
	======	======	======	======	======
Net asset value, end of period	$9.62	$9.32	$7.26	$9.22	$9.48
	======	======	======	======	======
Ratios/Supplemental Data
Total return	3.22%	28.38%	-21.26%	-2.74%	-4.38%
Net assets, end of period
(in thousands)	$49,661	$59,483	$892	$768	$279
Ratio of expenses to
average net assets including
voluntary expense waiver	1.20%	1.26%	1.05%	1.36%	1.13%[2]
Ratio of net investment income (loss)
to average net assets including
voluntary expense waiver	-0.01%	-0.64%	0.00%	-0.20%	1.11%[2]
Ratio of expenses to
average net assets excluding
voluntary expense waiver	1.25%	---	1.43%	1.45%	1.34%[2]
Ratio of net investment income (loss)
to average net assets excluding
voluntary expense waiver	-0.06%	---	-0.38%	-0.29%	0.90%[2]
Portfolio turnover rate	131%	162%	72%	99%	75%

1 Commencement of operations of the class.

2 Annualized.

Ivy Mid Cap Growth Fund

For a Class Y share outstanding throughout each period:
					For the
					period from
	For the fiscal year ended March 31,				7-10-00[1]
	-----------------------------------------------------------				to
	2005	2004	2003	2002	3-1-01
	-----------	---------	---------	---------	---------
Per-Share Data
Net asset value, beginning of period	$9.09	$6.67	$8.91	$9.11	$10.23
	-----------	---------	---------	---------	---------
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.05)	(0.01)	0.00	0.11
Net realized and unrealized
gain (loss) on investments	1.01	2.47	(2.20)	(0.14)	(0.88)
	-----------	---------	---------	---------	---------
Total from investment operations	0.95	2.42	(2.21)	(0.14)	(0.77)
	-----------	---------	---------	---------	---------
Less distributions:
From net investment income	(0.00)	(0.00)	(0.03)	(0.06)	(0.06)
From capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.29)
	-----------	---------	---------	---------	---------
Total distributions	(0.00)	(0.00)	(0.03)	(0.06)	(0.35)
	======	======	======	======	======
Net asset value, end of period	$10.04	$9.09	$6.67	$8.91	$9.11
	======	======	======	======	======
Ratios/Supplemental Data
Total return	10.45%	36.28%	-24.86%	-1.52%	-7.97%
Net assets, end of period
(in thousands)	$1,961	$1,363	$329	$438	$184
Ratio of expenses to
average net assets including
voluntary expense waiver	1.25%	1.72%	0.86%	0.83%	1.03%[2]
Ratio of net investment income (loss)
to average net assets including
voluntary expense waiver	-0.55%	-0.91%	-0.18%	0.50%	1.77%[2]
Ratio of expenses to
average net assets excluding
voluntary expense waiver	1.48%	1.77%	1.71%	1.30%	1.68%[2]
Ratio of net investment income (loss)
to average net assets excluding
voluntary expense waiver	-0.78%	-0.96%	-1.03%	0.03%	1.11%[2]
Portfolio turnover rate	25%	24%	36%	39%	110%

1 Commencement of operations of the class.

2 Annualized.

Ivy Real Estate Securities Fund

For a Class Y share outstanding throughout each period:

		For the
	For the	period from
	fiscal year	12-8-03[1]
	ended	to
	3-31-05	3-31-04
	-----------	---------
Per-Share Data
Net asset value, beginning of period	$16.99	$15.18
	-----------	---------
Income from investment operations:
Net investment income	0.26[2]	0.04
Net realized and unrealized
gain on investments	1.87[2]	2.15
	-----------	---------
Total from investment operations	2.13	2.19
	-----------	---------
Less distributions:
From net investment income	(0.29)	(0.19)
From capital gains	(0.69)	(0.19)
	-----------	---------
Total distributions	(0.98)	(0.38)
	======	======
Net asset value, end of period	$18.14	$16.99
	======	======
Ratios/Supplemental Data
Total return	12.40%	14.78%
Net assets, end of period (in
millions)	$148	$91
Ratio of expenses to
average net assets	1.44%	1.60%[3]
Ratio of net investment income
to average net assets	1.59%	0.14%[3]
Portfolio turnover rate	48%	35%[4]

1Commencement of operations of the class.

2Based on average weekly shares outstanding.

3Annualized.

4For the eight months ended March 31, 2004.

Ivy Science and Technology Fund

For a Class Y share outstanding throughout each period:

	For the fiscal year ended March 31,
	--------------------------------------------------------------------------
	2005	2004	2003	2002	2001
	-----------	---------	---------	---------	---------
Per-Share Data
Net asset value, beginning of period	$20.07	$14.51	$18.54	$18.21	$45.36
	-----------	---------	---------	---------	---------
Income (loss) from investment operations:
Net investment loss	(0.18)[1]	(0.15)	(0.26)	(0.51)	(0.01)
Net realized and unrealized
gain (loss) on investments	2.07[1]	5.71	(3.77)	0.86	(19.49)
	-----------	---------	---------	---------	---------
Total from investment operations	1.89	5.56	(4.03)	0.35	(19.50)
	-----------	---------	---------	---------	---------
Less distributions:
From net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
From capital gains	(0.00)	(0.00)	(0.00)	(0.02)	(7.65)
	-----------	---------	---------	---------	---------
Total distributions	(0.00)	(0.00)	(0.00)	(0.02)	(7.65)
	======	======	======	======	======
Net asset value, end of period	$21.96	$20.07	$14.51	$18.54	$18.21
	======	======	======	======	======
Ratios/Supplemental Data
Total return	9.42%	38.32%	-21.74%	1.92%	-47.00%
Net assets, end of period (in
millions)	$33	$9	$3	$3	$1
Ratio of expenses to
average net assets	1.45%	1.45%	1.41%	1.39%	1.35%
Ratio of net investment income
(loss) to average net assets	-0.87%	-1.03%	-0.53%	-0.43%	0.47
Portfolio turnover rate	106%	114%	74%	91%	111%

 1 Based on average weekly shares outstanding.

Ivy Small Cap Growth Fund[1]
For a Class Y share outstanding throughout each period:

	For the fiscal year ended March 31,
	--------------------------------------------------------------------------
	2005	2004	2003	2002	2001
	-----------	---------	---------	---------	---------
Per-Share Data
Net asset value, beginning of period	$12.26	$8.89	$11.39	$10.14	$22.65
	-----------	---------	---------	---------	---------
Income (loss) from investment operations:
Net investment loss	(0.09)	(0.10)	(0.11)	(0.34)	(0.20)
Net realized and unrealized
gain (loss) on investments	1.16	3.47	(2.39)	1.59	(6.86)
	-----------	---------	---------	---------	---------
Total from investment operations	1.07	3.37	(2.50)	1.25	(7.06)
	-----------	---------	---------	---------	---------
Less distributions:
From net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
From capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(5.45)
	-----------	---------	---------	---------	---------
Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(5.45)
	======	======	======	======	======
Net asset value, end of period	$13.33	$12.26	$8.89	$11.39	$10.14
	======	======	======	======	======
Ratios/Supplemental Data
Total return	8.73%	37.91%	-21.95%	12.33%	-34.67%
Net assets, end of period (in
millions)	$115	$124	$42	$48	$21
Ratio of expenses to
average net assets	1.36%	1.35%	1.33%	1.31%	1.30%
Ratio of net investment income
(loss) to average net assets	-0.95%	-1.09%	-1.00%	-0.83%	-0.02%
Portfolio turnover rate	83%	91%	31%	29%	48%

1 Small Cap Growth Fund (formerly Growth Fund) changed its name effective June 30, 2000.

IVY FUNDS

Custodian	Distributor
UMB Bank, n.a.	Ivy Funds Distributor, Inc.
928 Grand Boulevard	6300 Lamar Avenue
Kansas City, Missouri 64106	P. O. Box 29217
Shawnee Mission, Kansas
Legal Counsel	66201-9217
Bell, Boyd & Lloyd LLC	913.236.2000
Three First National Plaza	800.777.6472
70 West Madison Street
Suite 3300	Transfer Agent
Chicago, Illinois 60602-4207	Waddell & Reed
Services Company
Independent Registered	6300 Lamar Avenue
Public Accounting Firm	P. O. Box 29217
Deloitte & Touche LLP	Shawnee Mission, Kansas
1010 Grand Boulevard	66201-9217
Kansas City, Missouri	913.236.2000
64106-2232	800.777.6472

Investment Manager	Accounting Services Agent
Ivy Investment	Waddell & Reed
Management Company	Services Company
6300 Lamar Avenue	6300 Lamar Avenue
P. O. Box 29217	P. O. Box 29217
Shawnee Mission, Kansas	Shawnee Mission, Kansas
66201-9217	66201-9217
913.236.2000	913.236.2000
800.777.6472	800.777.6472

IVY FUNDS

You can get more information about each Fund in its--

  Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  Annual and Semiannual Reports to Shareholders, which detail a Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the year covered by the report.

To request a copy of the Funds' current SAI or copies of the most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com and are available at www.ivyfunds.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room in Washington, D.C. 20549-0102. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 1.800.SEC.0330.

The Funds' SEC file numbers are as follows:
          Ivy Funds, Inc. 811-06569
          Ivy Fund: 811-01028

IVY FUNDS DISTRIBUTOR, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
800.777.6472

IVY FUNDS, INC.

Ivy Large Cap Growth Fund
Ivy Mid Cap Growth Fund
Ivy Science and Technology Fund
Ivy Small Cap Growth Fund

Class R Shares

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

913-236-2000
800-777-6472

December 29, 2005

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (SAI) is not a prospectus. Investors should read this SAI in conjunction with the prospectus for Class R Shares (Prospectus) dated December 29, 2005, which may be obtained from Ivy Funds, Inc. or their principal underwriter and distributor, Ivy Funds Distributor, Inc. (IFDI), at the address or telephone number shown above.

TABLE OF CONTENTS

Fund History
The Funds, Their Investments, Related Risks and Limitations
Management of the Funds
Control Persons and Principal Holders of Securities
Investment Advisory and Other Services
Portfolio Managers
Brokerage Allocation and Other Practices
Proxy Voting Policy
Capitalization and Voting Rights
Purchase, Redemption and Pricing of Shares
Taxation of the Funds
Underwriter
Financial Statements

FUND HISTORY

Ivy Funds, Inc. (Corporation) was organized as a Maryland corporation on January 29, 1992. Prior to June 30, 2003, the corporation was known as W&R Funds, Inc.SM Prior to June 30, 2000, it was known as Waddell & Reed Funds, Inc.SM

THE FUNDS, THEIR INVESTMENTS, RELATED RISKS AND LIMITATIONS

Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund (each a Fund, and, collectively, the Funds) is each a mutual fund; an investment that pools shareholders' money and invests it toward a specified goal. Each Fund is a series of Ivy Funds, Inc., an open-ended diversified management investment company. This SAI contains information about the Class R shares of each Fund.

This SAI supplements the information contained in the Prospectus for Class R shares and contains more detailed information about the investment strategies and policies the Funds' investment manager, Ivy Investment Management Company (IICO), until March 7, 2005, known as Waddell & Reed Ivy Investment Company (WRIICO), may employ and the types of instruments in which a Fund may invest, in pursuit of the Fund's goal(s). A summary of the risks associated with these instrument types and investment practices is included as well.

IICO might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by a Fund's investment policies and restrictions. IICO buys an instrument or uses a technique only if it believes that doing so will help a Fund achieve its goal(s). See Investment Restrictions and Limitations for a listing of the fundamental and non-fundamental, or operating, policies.

Securities - General

The main types of securities in which the Funds may invest include common stocks, preferred stocks, debt securities and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. A Fund may invest in preferred stocks rated in any rating category of the established rating services or, if unrated, judged by IICO to be of equivalent quality, subject to each Fund's limitations. In the case of "split-rated" securities, which result when nationally-recognized rating agencies rate the security at different rating levels (e.g., BBB by Standard & Poor's, a division of McGraw-Hill Companies, Inc. (S&P) and Ba by Moody's Investors Service (Moody's)), it is each Fund's general policy to classify such securities at the higher rating level where, in the judgment of IICO, such classification reasonably reflects the security's quality and risk. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate debt securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

A Fund may invest in debt securities rated in any rating category of the established rating services, subject to each Fund's limitations, including securities rated in the lowest category (securities rated D by S&P and C by Moody's). Debt securities rated D by S&P or C by Moody's are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB by S&P or Baa by Moody's are considered to be investment grade debt securities; however, securities rated BBB or Baa may have speculative characteristics. In addition, a Fund will treat unrated securities judged by IICO to be of equivalent quality to a rated security as having that rating.

Lower quality debt securities (commonly called junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, IICO's research and credit analysis are an especially important part of managing securities of this type held by a Fund. IICO continuously monitors the issuers of lower-rated debt securities in each Fund's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

While credit ratings are only one factor IICO relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and a Fund may retain a portfolio security whose rating has been changed.

Each of the Funds may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

Each Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's offering document. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying stock, sell it to a third party or permit the issuer to redeem the security. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. Thus, any of these actions could have an adverse effect on the Fund's ability to achieve its investment objectives.

Each of the Funds may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, however, the market value of convertible preferred stock is less volatile than the related common stock of the issuer.

Specific Securities and Investment Practices

Bank Deposits

Among the debt securities in which the Funds may invest are deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks) of varying maturities. The Federal Deposit Insurance Corporation insures the principal of such deposits, currently to the extent of $100,000 per bank. Bank deposits are not marketable, and a Fund may invest in them only within the limit mentioned under Illiquid Investments unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Borrowing

Each Fund may borrow money for temporary, extraordinary or emergency purposes, only as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have reduced net investment income during periods of outstanding borrowings. As such, its share price may be subject to greater fluctuation until the borrowing is paid off.

Borrowing may exaggerate the effect on each Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of each Fund's borrowings will be fixed, each Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Banking Industry and Savings and Loan Obligations

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, each Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. Each Fund's investments in certificates of deposit, time deposits, and bankers' acceptance are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (FDIC), (iii) savings and loan association which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IICO's or a sub-advisor's opinion, of an investment quality comparable to other debt securities which may be purchased by a Fund. Each Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

Foreign Securities and Currencies

The Funds may invest in the securities of foreign issuers, including depositary receipts. In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American depositary receipts (ADRs), in registered form, are U. S. dollar-denominated receipts typically issued by a U.S. bank representing ownership of a specific number of shares in a non-U.S. corporation. ADRs are quoted and traded in U.S. dollars in the U.S. securities market. An ADR is sponsored if the original issuing company has selected a single U.S. bank to serve as its U.S. depositary and transfer agent. This relationship requires a deposit agreement which defines the rights and duties of both the issuer and depositary. Companies that sponsor ADRs must also provide their ADR investors with English translations of company information made public in their own domiciled country. Sponsored ADR investors also generally have the same voting rights as ordinary shareholders, barring any unusual circumstances. ADRs which meet these requirements can be listed on U.S. stock exchanges. Unsponsored ADRs are created at the initiative of a broker or bank reacting to demand for a specific foreign stock. The broker or bank purchases the underlying shares and deposits them in a depositary. Unsponsored shares issued after 1983 are not eligible for U.S. stock exchange listings. Furthermore, they do not generally include voting rights.

International depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depositary receipts are designed to facilitate the trading of securities of foreign issuers by U.S. and non-U.S. investors and traders.

IICO believes that there are investment opportunities as well as risks by investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and the value of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. IICO believes that a Fund's ability to invest its assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign Currencies. Investment in foreign securities usually will involve currencies of foreign countries. Moreover, each Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of each Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and each Fund may incur costs in connection with conversions between various currencies. Although each Fund's custodian values the Fund's assets daily in terms of U.S. dollars, each Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

Because each Fund normally will be invested in both U.S. and foreign securities markets, changes in each Fund's share price may have a low correlation with movements in U.S. markets. Each Fund's share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of each Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which each Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to each Fund.

A Fund usually effects currency exchange transactions on a spot (i.e. cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange will be incurred when the Fund converts assets from one currency to another. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. For example, in order to realize the value of a foreign investment, the Fund must convert that value, as denominated in its foreign currency, into U.S. dollars using the applicable currency exchange rate. The exchange rate represents the current price of a U.S. dollar relative to that foreign currency; that is, the amount of such foreign currency required to buy one U.S. dollar. If the Fund holds a foreign security which has appreciated in value as measured in the foreign currency, the level of appreciation actually realized by the Fund may be reduced or even eliminated if the foreign currency has decreased in value relative to the U.S. dollar subsequent to the date of purchase. In such a circumstance, the cost of a U.S. dollar purchased with that foreign currency has gone up and the same amount of foreign currency purchases fewer dollars than at an earlier date.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be greater possibility of default by foreign governments or government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that IICO will be able to anticipate these potential events or counter their effects.

Emerging Markets. The considerations noted above generally are intensified in developing countries or emerging markets. A developing country is a nation that, in IICO's opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France, Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

IICO or a subadvisor considers countries having developing markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. Currently, the countries not included in this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan and Switzerland. In addition, developing market securities means (i) securities of companies the principal securities trading market for which is a developing market country, as defined above, (ii) securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such developing market countries or sales made in such developing market countries or (iii) securities of companies organized under the laws of, and with a principal office in, a developing market country. Ivy International Balanced Fund will at all times, except during temporary defensive periods, maintain investments in at least three countries having developing markets.

Certain foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

Each of the Funds may purchase and sell foreign currency and invest in foreign currency deposits and may enter into forward currency contracts. The Funds may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions are not usually charged. See, Options, Futures and Other Strategies - Forward Currency Contracts.

Investments in obligations of domestic branches of foreign banks will be considered domestic securities if IICO has determined that the nature and extent of Federal and state regulation and supervision of the branch in question is substantially equivalent to Federal or state chartered domestic banks doing business in the same jurisdiction.

Foreign Sovereign Debt Obligations. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Illiquid Investments

Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

(1)	repurchase agreements not terminable within seven days;
(2)	restricted securities not determined to be liquid pursuant to guidelines established by the Fund's Board of Directors;
(3)	non-government stripped fixed-rate mortgage-backed securities;
(4)	bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;
(5)	over-the-counter (OTC) options (options not traded on an exchange) and their underlying collateral;
(6)	securities for which market quotations are not readily available;
(7)	securities involved in swap, cap, floor and collar transactions; and
(8)	direct debt instruments.

The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 10% or 15%, as applicable, of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Indexed Securities

Each Fund may purchase indexed securities subject to its operating policy regarding derivative instruments. Indexed securities are securities the value of which varies in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying investments. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. IICO will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of a Fund's investment allocations, depending on the individual characteristics of the securities. Certain indexed securities that are not traded on an established market may be deemed illiquid.

Initial Public Offerings

Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. Some Funds may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

Investment Company Securities

Each Fund may purchase securities of closed-end investment companies. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

Lending Securities

Securities loans may be made on a short-term or long-term basis for the purpose of increasing a Fund's income. If a Fund lends securities, the borrower pays the Fund an amount equal to the dividends or interest on the securities that the Fund would have received if it had not lent the securities. The Fund also receives additional compensation. Under a Fund's current securities lending procedures, the Fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by IICO. The creditworthiness of entities to which a Fund makes loans of portfolio securities is monitored by IICO throughout the term of the loan.

Any securities loans that a Fund makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Fund must receive collateral equal to no less than 100% of the market value of the securities lent. Under the present Guidelines, the collateral must consist of cash, U.S. Government securities or bank letters of credit, at least equal in value to the market value of the securities lent on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to a return of the excess collateral.

There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Fund to receive interest on the investment of the cash collateral or to receive interest on the U.S. Government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

The letters of credit that a Fund may accept as collateral are agreements by banks (other than the borrowers of the Fund's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Fund, while the letter is in effect, amounts demanded by the Fund if the demand meets the terms of the letter. The Fund's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Fund's custodian bank) must be satisfactory to IICO. The Fund will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Fund within five business days after the Fund gives notice to do so. If the Fund loses its voting rights on securities loaned, it will have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. The Fund may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

Some, but not all, of these rules are necessary to meet requirements of certain laws relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. The requirements do not cover the rules which may be changed without shareholder vote as to (1) whom securities may be lent, (2) the investment of cash collateral, or (3) voting rights.

There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities lent increases, as well as risks of delay in recovering the securities lent or even loss of rights in collateral should the borrower fail financially.

Money Market Instruments

Money market instruments are high-quality, short-term debt instruments that generally present minimal credit risk. They may include U.S. government securities, commercial paper and other short-term corporate obligations, certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

Mortgage-Backed and Asset-Backed Securities

Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The U.S. Government mortgage-backed securities in which the Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

The Funds may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and the Funds may so invest as long as IICO determines that such investments are consistent with the Fund's goals and investment policies.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor's initial investment, even if the security is guaranteed by the U.S. Government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other CMOs involve special risks, and evaluating them requires special knowledge.

Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

Special Characteristics of Mortgage-Backed and Asset-Backed Securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage backed securities to fluctuate rapidly. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. Government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value and in some instances reduced liquidity, of the CMO class.

Options, Futures and Other Strategies

General. IICO may use certain options, futures contracts (sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) to attempt to enhance income or yield or to attempt to hedge a Fund's investments. The strategies described below may be used in an attempt to manage the risks of a Fund's investments that can affect fluctuation in its net asset value (NAV).

Generally, a Fund may purchase and sell any type of Financial Instrument. However, as an operating policy, a Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. If a Fund is authorized to invest in foreign securities denominated in other currencies, it may purchase and sell foreign currency derivatives.

Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's holdings is the same as if the transaction were entered into for speculative purposes.

Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a Fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (CFTC). The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and the regulations thereunder and, therefore, are not subject to registration or regulation as a commodity pool operator under such Act. In addition, a Fund's ability to use Financial Instruments is limited by tax considerations. See Taxation of the Fund.

In addition to the instruments, strategies and risks described below, IICO expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as new techniques are developed, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. IICO may utilize these opportunities to the extent that they are consistent with a Fund's goal(s) and permitted by a Fund's investment limitations and applicable regulatory authorities. A Fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Funds' Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow:

(1)         Successful use of most Financial Instruments depends upon IICO's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2)         There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3)         If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because IICO projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

(4)         As described below, a Fund might be required to maintain assets as cover, maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

(5)         A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

A type of put that a Fund may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the Fund. An optional delivery standby commitment gives the Fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Risks of Options on Securities. Options offer large amounts of leverage, which will result in a Fund's NAV being more sensitive to changes in the value of the related instrument. Each Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market, and there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not learn that the Fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This timing risk is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on an exchange) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

         In addition, futures contract strategies can be used to manage the average duration of a Fund's fixed-income portfolio. If IICO wishes to shorten the average duration of a Fund's fixed-income portfolio, the Fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If IICO wishes to lengthen the average duration of a Fund's fixed-income portfolio, the Fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit initial margin in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures contracts exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by IICO may still not result in a successful transaction. IICO may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a Fund's portfolio diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, a Fund may buy or sell index futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a Fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

Where index futures contracts are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies -- Special Considerations. Each Fund may use options and futures contracts on foreign currencies (including the euro), as described above, and forward foreign currency contracts (forward currency contracts), as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which IICO believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts. Each Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long hedges; for example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

A Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Fund also may use forward currency contracts to attempt to enhance income or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that IICO believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and IICO believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Forward currency contracts are individually negotiated and privately traded by currency traders and their customers. These forward currency contracts may involve the sale of U.S. dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency (such foreign cross-currency contracts may be considered a hedging rather than a speculative strategy if the Fund's commitment to purchase the new (more favorable) currency is limited to the market value of the Fund's securities denominated in the old (less favorable) currency. Because these transactions are not entered into for hedging purposes, the Fund's custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase currency on a forward basis. The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, IICO believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served.

Successful use of forward currency contracts depends on IICO's skill in analyzing and predicting currency values. Forward currency contracts may substantially change a Fund's exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as IICO anticipates. There is no assurance that IICO's use of forward currency contracts will be advantageous to a Fund or that IICO will hedge at an appropriate time.

Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Turnover. A Fund's options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. Each Fund may enter into swaps, including caps, floors and collars, for any legal purpose consistent with its investment objective and policies, including to attempt to obtain or preserve a particular return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, to attempt to enhance yield, to protect against currency fluctuations, as a duration management technique, or to gain exposure to certain markets in the most economical way possible.

A swap agreement is a derivative involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates (periodic payment dates) on the basis of a specified amount (notional principal amount). Examples of swap agreements include, but are not limited to, interest rate swaps (including caps, floors and collars), credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, and total return swaps.

The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and selling a floor.

Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps, floors and collars have an effect similar to buying or writing options.

The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. A "differential" swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may either be the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its premium paid or the stream of payments over the term of the contract. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, and could be longer, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

The use of swap agreements by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, referenced rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If' a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a Fund's limitation on investments in illiquid securities.

Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. A leveraged swap transaction will not be considered to constitute the issuance of a "senior security" by a Fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. A Fund bears the risk that IICO will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the fund. If IICO attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause significant losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

The use of a swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if IICO does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The creditworthiness of firms with which a Fund enters into swaps, caps, floors or collars will be monitored by IICO. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund's custodian that satisfies the requirements of the 1940 Act. Each Fund will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. IICO and the Funds believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

Repurchase Agreements

Each Fund may purchase securities subject to repurchase agreements. If the repurchase agreement is not terminable within seven days, the securities will be considered illiquid. See, Illiquid Investments. A repurchase agreement is an instrument under which the Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

The majority of the repurchase agreements in which a Fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that the Fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value and loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. A Fund's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Fund's custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon. Repurchase agreements are entered into only with those entities approved by IICO.

Restricted Securities

Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent the Fund from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets are often subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which the Fund seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. Certain restricted securities, e.g., Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board of Directors. See Illiquid Investments.

U.S. Government Securities

Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities) are high quality debt instruments issued or guaranteed as to principal or interest by the U.S. Treasury or an agency or instrumentality of the U.S. government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

Certain securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. government, such as securities issued by the Export-Import Bank of the United States, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Housing Administration, General Services Administration, Ginnie Mae, Maritime Administration or Small Business Administration.

Other securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. government. For example, some securities are supported by the right of the agency or instrumentality to borrow from the Treasury, such as securities issued by the Federal Home Loan Banks, Freddie Mac, Fannie Mae, or Student Loan Marketing Association, and other securities are supported only by the credit of the agency or instrumentality, such as securities issued by the Federal Farm Credit Banks Funding Corporation or Tennessee Valley Authority.

If the securities issued or guaranteed by a U.S. government agency or instrumentality are not backed by the full faith and credit of the U.S. government, there can be no assurance that the U.S. government would provide financial support to the agency or instrumentality. A Fund will invest in securities of agencies and instrumentalities only if IICO is satisfied that the credit risk involved is acceptable.

U.S. government securities may include mortgage-backed securities issued or guaranteed as to the payment of principal and interest by U.S. government agencies or instrumentalities including, but not limited to, Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See Mortgage-Backed and Asset-Backed Securities. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit.

Variable or Floating Rate Instruments

Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

Warrants and Rights

Warrants are options to purchase equity securities at specified prices for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp decline in value than the underlying security might be. They are also generally less liquid than an investment in the underlying securities.

When-Issued and Delayed-Delivery Transactions

Each Fund may purchase securities in which it may invest on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to the Fund until delivery and payment is completed. When the Fund makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of securities in determining its NAV per share. When the Fund sells securities on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the securities. When the Fund makes a commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter value the securities at the sale price in determining the Fund's NAV per share. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss.

The use of when-issued transactions and forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby fixing the purchase price to be paid on the settlement date at an amount below that to which the Fund anticipates the market price of such security to rise and, in the meantime, obtaining the benefit of investing the proceeds of the sale of its portfolio security at currently higher cash yields. Of course, the success of this strategy depends upon the ability of IICO or subadvisor, as the case may be to correctly anticipate increases and decreases in interest rates and prices of securities. If IICO or subadvisor anticipates a rise in interest rates and a decline in prices and, accordingly, a Fund sells securities on a forward commitment basis in order to hedge against falling prices, but in fact interest rates decline and prices rise, the Fund will have lost the opportunity to profit from the price increase. If the investment advisor or subadvisor anticipates a decline in interest rates and a rise in prices, and, accordingly, the Fund sells a security in its portfolio and purchases the same or a similar security on a when-issued or forward commitment basis in order to enjoy currently high cash yields, but in fact interest rates increase and prices fall, the Fund will have lost the opportunity to profit from investment of the proceeds of the sale of the security at the increased interest rates. The likely effect of this hedging strategy, whether IICO or subadvisor is correct or incorrect in its prediction of interest rate and price movements, is to reduce the chances of large capital gains or losses and thereby reduce the likelihood of wide variations in a Fund's net asset value.

When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. Each of these Funds may hold a when-issued security or forward commitment until the settlement date, even if the Fund will incur a loss upon settlement. To facilitate transactions in when-issued securities and forward commitments, a Fund's custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Fund, the portfolio securities themselves. If a Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. (At the time a Fund makes the commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value.)

Zero Coupon Securities

Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable debt obligations that make current distributions of interest in cash.

A Fund may invest in zero coupon securities that are stripped U.S. Treasury notes and bonds, zero coupon bonds of corporate or municipal issuers and other securities that are issued with original issue discount (OID). The Federal tax law requires that a holder of a security with OID accrue a ratable portion of the OID on the security as income each year, even though the holder may receive no interest payment on the security during the year. Accordingly, although a Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current income attributable to those securities and includable in the dividends it pays to its shareholders. The Fund will pay those dividends from its cash assets or by liquidation of portfolio securities, if necessary, at a time when it otherwise might not have done so. The Fund may realize capital gains or losses from those sales, which would increase or decrease its taxable income and/or net capital gains.

A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury security and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. Government, a government agency, or a corporation in zero coupon form.

Investment Restrictions and Limitations

Certain of the Funds' investment restrictions and other limitations are described in this SAI. The following are each Fund's fundamental investment restrictions set forth in their entirety, which, like each Fund's goal(s), cannot be changed without shareholder approval for the affected Fund. For this purpose, shareholder approval means the approval, at a meeting of Fund shareholders, by the lesser of (1) the holders of 67% or more of a Fund's shares represented at the meeting, if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction.

Fundamental Investment Restrictions and Limitations

(1)

Each Fund may not buy real estate, any nonliquid interests in real estate investment trusts or interests in real estate limited partnerships; however, each Fund may buy obligations or instruments that it otherwise may buy even though the issuer invests in real estate or interests in real estate;

(2)

Each Fund may not acquire shares of an investment company that issues redeemable securities. Each Fund may buy shares of an investment company that does not issue redeemable securities if the Fund does so in a regular transaction in the open market and in compliance with the requirements of the 1940 Act. Each Fund may purchase such securities if, as a result of such purchase, no more than 10% of its total assets are invested in such securities.

As an operating policy, Ivy Science and Technology Fund does not intend to invest more than 5% of its total assets in such securities;

Notwithstanding the foregoing, each of the Funds may also acquire investment company shares as part of a merger, consolidation or other reorganization;

(3)	The following applies to each of Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund:

The Fund may not lend money or other assets, other than through certain limited types of loans; however, each Fund may buy debt securities and other obligations consistent with its goal(s) and its other investment policies and restrictions, may enter into repurchase agreements (see Repurchase Agreements) and may lend its portfolio securities to the extent allowed, and in accordance with the requirements, under the 1940 Act and as consistent with its goal(s) and its other investment policies and restrictions;

The following interpretation applies to, but is not part of, this fundamental restriction: the Fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

The following applies to Ivy Large Cap Growth Fund:

The Fund may not make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, lend Fund securities in accordance with its investment objective and policies and enter into repurchase agreements, to the extent allowed, and in accordance with the requirements, under the 1940 Act. For purposes of this restriction, the participation of the Fund in a credit facility whereby the Fund may directly lend and borrow money for temporary purposes, provided that the loans are made in accordance with an order of exemption from the Securities and Exchange Commission and any conditions thereto, will not be considered the making of a loan.

(4)	No Fund may invest for the purpose of exercising control or management of another issuer;

(5)

No Fund may sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (1) this policy does not prevent a Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (2) a Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (3) a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

(6)

No Fund may engage in the underwriting of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under Federal securities laws;

(7)

No Fund may invest in a security if, as a result, it would own more than 10% of the outstanding voting securities of an issuer, or if more than 5% of a Fund's total assets would be invested in securities of that issuer, provided that U.S. Government securities are not subject to this limitation and up to 25% of the total assets of each Fund may be invested without regard to these restrictions;

(8)

No Fund (other than Ivy Science and Technology Fund) may buy a security, except for U.S. Government securities, if, as a result, 25% or more of the Fund's total assets would then be invested in securities of issuers having their principal business activities in the same industry;

(9)

Each Fund may not purchase or sell physical commodities; however, this policy does not prevent a Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

(10)	No Fund may issue senior securities. Each Fund may, however, issue additional series and classes of shares in accordance with the Articles of Incorporation.

Each Fund (other than Ivy Large Cap Growth Fund and Ivy Mid Cap Growth Fund) may not borrow money, except that these Funds may borrow money (and pledge assets in connection therewith) from banks for temporary, extraordinary or emergency purposes but only up to 5% of their respective total assets.

Ivy Large Cap Growth Fund and Ivy Mid Cap Growth Fund may each borrow money only for temporary, emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (less liabilities other than borrowings);

(11)	Each Fund may not invest in interests in oil, gas or mineral leases or mineral development programs, including oil and gas limited partnerships; and

(12)	No Fund may participate on a joint, or a joint and several basis, in any trading account in securities.

The method of determining who is an issuer for purposes of the 5% limitation in fundamental restriction (7) is non-fundamental. In particular, in applying this limitation:

(a)

For municipal bonds created by a particular government but backed only by the assets and revenues of a subdivision of that government, such as an agency, instrumentality, authority or other subdivision, the Fund considers such subdivision to be the issuer; and

(b)	For PABs, the nongovernmental user of facilities financed by the user is considered a separate issuer.

The following investment restrictions are not fundamental and may be changed by the Board of Directors without shareholder approval:

(1)

During normal market conditions, at least 80% of the net assets of Ivy Small Cap Growth Fund will be invested in small-cap growth stocks; at least 80% of the net assets of Ivy Large Cap Growth Fund will be invested in large-cap growth stocks; and at least 80% of the net assets of Ivy Mid Cap Growth Fund will be invested in mid-cap growth stocks. Each Fund will notify Fund shareholders at least 60 days prior to a change in the 80% investment policy.

(2)

During normal market conditions, Ivy Science and Technology Fund will invest at least 80% of its net assets in securities of science and technology companies or companies that benefit from the application of science and/or technology innovations. The Fund will notify Fund shareholders at least 60 days prior to a change in the 80% investment policy.

(3)

Each Fund does not currently intend to invest in non-investment grade debt securities and unrated securities judged by IICO to be of equivalent quality if, as a result, more than 5% of its total assets, respectively, would consist of such investments.

(4)

Ivy Small Cap Growth Fund may invest up to 10% of its net assets, and Ivy Science and Technology Fund may invest up to 20% of its net assets, in foreign securities. Each of Ivy Large Cap Growth Fund and Ivy Mid Cap Growth Fund may invest up to 25% of its total assets, respectively, in foreign securities.

(5)

Each Fund may not purchase a security if, as a result, more than 10% (15% for Ivy Large Cap Growth Fund and Ivy Mid Cap Growth Fund) of its net assets would consist of illiquid investments. Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued.

(6)

Each Fund is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments only if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

(7)

To the extent that a Fund enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of that Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is in-the-money if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Fund's total assets that are at risk in futures contracts, options on futures contracts and currency options.

(8)

Ivy Mid Cap Growth Fund may borrow only from banks and only to the extent that the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing.

An investment policy or limitation that states a maximum percentage of a Fund's assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, a Fund's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

Portfolio Turnover

A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A Fund's turnover rate may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for the redemption of its shares.

The portfolio turnover rates for the fiscal years ended March 31, 2005 and 2004 for each of the Funds were as follows:

	2005	2004
Ivy Large Cap Growth Fund	131%	162%
Ivy Mid Cap Growth Fund	25%	24%
Ivy Science and Technology Fund	106%	114%
Ivy Small Cap Growth Fund	83%	91%

A high turnover rate will increase transaction costs and commission costs that will be borne by the Funds and could generate taxable income or loss.

Disclosure of Portfolio Holdings

The Funds have adopted policies and procedures intended to prevent unauthorized disclosure of Fund portfolio holdings information (Policy). The Policy permits disclosure of non-public portfolio holdings to selected parties only when a Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information.

Publicly Available Portfolio Holdings

A Fund's portfolio holdings are publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day such information is posted on the Ivy Funds website. This information may be a Fund's complete portfolio holdings disclosed in the Fund's semi-annual or annual reports and filed with the SEC on Form N-CSR or in the Fund's first and third quarter reports and filed with the SEC on Form N-Q. This information may also be a partial listing, such as a Fund's top ten portfolio holdings posted on the Ivy Funds website (approximately 30 days after quarter-end).

Non-Public Portfolio Holdings

The Policy allows the disclosure of a Fund's non-public portfolio holdings for a Fund's legitimate business purposes, subject to certain conditions, to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

The Fund's Treasurer or his designee may provide a Fund's non-public portfolio holdings to a rating and ranking organization (e.g., Lipper, Morningstar, etc.), on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

A Fund's partial or complete portfolio holdings may be disclosed as frequently as monthly, to certain other persons (recipients), including broker/dealers, current and prospective shareholders of the Fund and current and prospective clients of IICO (or its affiliate), provided that:

  The recipient requests such information from IICO (or its affiliate);
  The individual receiving the request, in conjunction with the Fund's Chief Compliance Officer (CCO), determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient;
  The individual receiving the request obtains prior approval from the Legal Department;
  The recipient signs a confidentiality agreement that provides that the non-public portfolio holdings: (a) will be kept confidential; (b) may not be used to trade in any such portfolio holding that has not been made publicly available nor to purchase or redeem shares of any Fund holding such security; and (c) may not be disseminated or used for any purpose other than the purpose referenced in the confidentiality agreement; and
  No compensation is received by the Funds, the Investment Adviser or any other party in connection with the disclosure of information about portfolio securities.

The Policy provides that attribution reports containing only sector and/or industry breakdown for a Fund can be released without a confidentiality agreement and without regard to any time constraints.

In determining whether there is a legitimate business purpose for making disclosure of a Fund's non-public portfolio holdings information, the Fund's CCO will typically consider whether the disclosure is in the best interests of Fund shareholders and whether any conflict of interest exists between the shareholders and the Fund or Waddell & Reed or its affiliates. The Policy is subject to periodic review by the Fund's Board of Directors. As part of the annual review of the Fund's compliance policies and procedures, the Fund's CCO will report to the Board of Directors regarding the operation and effectiveness of the Policy, including as to any changes to the Policy that have been made or recommendations for future changes to the Policy.

The following is a list of those entities with which there is currently an ongoing arrangement to make available non-public information about a Fund's portfolio securities holdings.

Custodian, Auditors and Service Providers
UMB Bank, n.a.
Citigroup Global Transaction Services
Deloitte & Touche LLP
Ivy Investment Management Company
Waddell & Reed Services Company
Ivy Funds Distributor, Inc.

Pursuant to a custodian contract, each Fund has selected UMB Bank as custodian for its securities and cash. As custodian, UMB Bank maintains all records relating to each Fund's activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by the custodian. The Fund's sub-custodian serves a similar function for foreign securities.

Rating, Ranking and Research entities
Bloomberg
Lipper
Morningstar
Standard and Poors
Thompson Financial
Vickers
Wiesenberger
Ibbotson
Vestek

Each Fund may send its complete portfolio holdings information to one or more of the rating, ranking and /or research agencies listed above for the purpose of having such agency develop a rating, ranking or specific research product for the Fund.

Brokerage and Brokerage-related information entities
A.G. Edwards & Sons, Inc.
ABN Amro, Inc.
Advest, Inc.
Bank of America Securities, LLC
BankOne Securities Corp,
Barclay's Capital, Inc.
BB & T Capital Markets
BCP Securities LLC
Bear Stearns & Co.
Belle Haven Investments, L.P.
Bergen Capital, Inc.
Blaylock & Partners, L.P.
Bloomberg Tradebook, LLC
BNP Paribas
BNY Capital Markets
Bonds Direct Securities, LLC
BOSC, Inc.
CIBC World Markets Corp.
Citigroup Global Markets, Inc.
Coastal Securities, L.P.
Commerce Capital Markets, Inc.
Crews & Associates, Inc.
CRT Capital Group, LLC
Credit Suisse First Boston, LLC
DebtTraders, Inc.
Deutsche Bank, AG
Dresdner Kleinwort Wasserstein Securities, LLC
Duncan-Williams, Inc.
Fidelity Capital Markets
Fifth Third Securities, Inc.
First Albany Capital, Inc.
First Southwest Company
FTN Financial Capital Markets
First Union Securities, Inc.
Fulcrum Investment Group, LLC
George K. Baum & Company
Griffin, Kubik, Stephens & Thompson, Inc.
Global Financial Services, LLC
GMS Group, LLC
Goldman Sachs & Co.
GX Clarke & Co.
Hanifen, Imhoff, Inc.
Herbert J. Sims & Co., Inc.
Hibernia Southcoast Capital, Inc.
HSBC Securities, Inc.
ING Financial Markets, LLC
Janney Montgomery Scott LLC
JP Morgan Securities, Inc.
Keefe, Bryette & Woods, Inc.
KeyBanc Capital Markets
KBC Financial Products USA, Inc.
Kirkpatrick, Pettis, Smith, Polian, Inc.
Lazard Freres & Co., LLC
Leerink Swann & Co
Legg Mason Wood Walker, Inc.
Lehman Brothers, Inc.
Libertas Partners LLC
Loop Capital Markets LLC
Maxcor Financial, Inc.
Merrill Lynch Pierce Fenner & Smith
Mesirow Financial, Inc.
Mizuho Securities USA, Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley & Co., Inc.
M.R. Beal and Co.
Newman & Assoc., Inc
Nomura Securities International, Inc.
Paine Webber, Inc.
Piper Jaffray & Co.
Prager, Sealy & Co., LLC
Pressprich
Raymond James & Associates, Inc.
RBC Dain Rauscher, Inc.
RBC Dominion Securities, Corp.
RFC
Robert W. Baird & Co., Inc.
Salomon Brothers
Santander Central Hispano
Scotia Capital (USA), Inc.
Seattle Northwest Securities Corp.
Siebert Brandford Shank & Co., LLC
Southwest Securities, Inc.
Spear Leads & Kellog, L.P.
Stephens, Inc.
TD Securities (USA), Inc.
TFC Financial Management
Tejas Securities Group
Toronto Dominion Investments, Inc.
UBS Investment Bank
W.H. Mell Associates, Inc.
Wachovia Securities, LLC
B.C. Ziegler & Company
Zions Investment Securities, Inc.

Each Fund may send its complete portfolio holdings information to one or more of the brokerage and/or research firms listed above for the purpose of having such entity provide specific research and security-related information to the Fund. No compensation is received by any Fund, IICO or its affiliates and portfolio holdings information will only be provided for legitimate business purposes.

The Fund may, in the future, modify or terminate any or all of these arrangements and/or enter into additional arrangements of this nature.

MANAGEMENT OF THE FUNDS

Directors and Officers

The Corporation is governed by the Board of Directors (the Board). A majority of the Board members are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act and therefore qualify as Disinterested Directors. The Board elects the officers who are responsible for administering the Funds' day-to-day operations. The members of the Board are also Trustees for, and similarly oversee the operations of, each of the 15 funds in Ivy Funds, which, together with the 13 funds in the Ivy Funds, Inc., comprise the Ivy Family of Funds. The Waddell & Reed Fund Complex (Fund Complex) is comprised of the Ivy Family of Funds and the Advisors Fund Complex, which is comprised of each of the funds in the Waddell & Reed Advisors Funds (21 funds), W&R Target Funds, Inc. (20 funds) and Waddell & Reed InvestEd Portfolios, Inc. (three funds). Eleanor B. Schwartz, Joseph Harroz, Jr. and Henry J. Herrmann also serve as directors of each of the funds in the Advisors Fund Complex.

Subject to the Funds' Director Emeritus and Retirement Policy, a Director serves until his or her successor is elected and qualified or until his or her earlier death, resignation or removal. The Board appoints officers and delegates to them the management of the day-to-day operations of each of the Funds, based on policies reviewed and approved by the Board and general oversight by the Board.

Disinterested Directors

The following table provides information regarding each Disinterested Director.

NAME, ADDRESS AND AGE	POSITION HELD WITH THE FUND	DIRECTOR SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
Jarold W. Boettcher 6300 Lamar Avenue Overland Park, KS 66202 Age: 65	Director	Funds: 2003 Fund Complex: 2002	President of Boettcher Enterprises, Inc. (agriculture products and services) (1979 to present); President of Boettcher Supply, Inc. (electrical and plumbing supplies distributor) (1979 to present); President of Boettcher Aerial, Inc. (Aerial Ag Applicator) (1983 to present)	27	Director of Guaranty State Bank & Trust Co.; Director of Guaranty, Inc.; Trustee, Kansas Public Employees Retirement System
James D. Gressett 6300 Lamar Avenue Overland Park, KS 66202 Age: 55	Director	Funds: 2003 Fund Complex: 2002	Secretary of Streetman Homes, LLP (homebuilding company) (2001 to present); Chief Executive Officer (CEO) of PacPizza LLC (Pizza Hut franchise) (2000 to 2004); President of Alien, Inc. (real estate development) (1997 to 2001)	27	Director of Collins Financial Services, a debt recovery company
Joseph Harroz, Jr. 6300 Lamar Avenue Overland Park, KS 66202 Age: 38	Director	Funds: 1998 Fund Complex: 1998	Vice President and General Counsel of the Board of Regents, University of Oklahoma (1996 to present); Adjunct Professor, University of Oklahoma Law School (1997 to present); Managing Member, Harroz Investments, LLC, commercial enterprise (1998 to present)	71	Director of Advisors Fund Complex
Glendon E. Johnson, Jr. 6300 Lamar Avenue Overland Park, KS 66202 Age: 53	Director	Funds: 2003 Fund Complex: 2002	Of Counsel, Lee & Smith, PC (law firm) (1996 to present); Member/Manager, Castle Valley Ranches, LLC (ranching) (1995 to present)	27	None
Eleanor B. Schwartz 6300 Lamar Avenue Overland Park, KS 66202 Age: 68	Director	Funds: 1995 Fund Complex: 1995	Professor Emeritus since 2003; Professor of Business Administration, University of Missouri at Kansas City, 1980 to 2003	71	Director of Advisors Fund Complex
Michael G. Smith 920 York Road Suite 350 Hinsdale IL 60521 Age:61	Director	Funds: 2003 Fund Complex: 2002	Retired	27	Director, Executive Board, Cox Business School, Southern Methodist University; Director, Northwestern Mutual Life Series Funds & Mason Street Advisors Funds (29 portfolios overseen)
Edward M. Tighe 6300 Lamar Avenue Overland Park, KS 66202 Age: 62	Director	Funds: 2003 Fund Complex: 2002	Retired; CEO and Director of Asgard Holding, LLC (computer network and security services) (2002 to 2004); CEO and Director of JBE Technology Group, Inc. (telecommunications services) (2001 to 2003); CEO and Director of Global Mutual Fund Services (1993 to 2000); CEO and Director of Global Technology Management, Inc. (software and services) (1992 to 2000)	27	Director of Hansberger Institutional Funds (3 portfolios overseen)

Interested Directors

A Director is "interested" by virtue of his/her engagement as an officer of Waddell & Reed Financial, Inc. (WDR) or its wholly owned subsidiaries, including the Fund's investment manager, Ivy Investment Management Company (IICO), the Fund's principal underwriter, Ivy Funds Distributor, Inc. (IFDI), and the Fund's accounting services agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of his/her personal ownership in shares of WDR.

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUND	DIRECTOR/OFFICER SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	TOTAL NUMBER OF PORTFOLIOS OVERSEEN	OTHER DIRECTORSHIPS HELD
Henry J. Herrmann 6300 Lamar Avenue Overland Park, KS 66202 Age: 62	Chairman of the Board* President Director	Funds: 2005 Fund Complex: 2005 Funds: 2001 Fund Complex: 2001 Funds: 1998 Fund Complex: 1998	Chief Executive Officer of WDR (2005 to present); President and Chief Investment Officer (CIO) of WDR (1998 to 2005); President, CEO and Chairman of IICO (2002 to present); President, CEO and Chairman of Waddell & Reed Investment Management Company (WRIMCO) (1993 to present); Chief Investment Officer of WRIMCO (1991 to 2005) and IICO (2002 to 2005); President of each of the funds in the Fund Complex	71	Director of WDR, IICO, IFDI, WRSCO, Waddell & Reed, Inc. and WRIMCO; Director of each of the funds in the Advisors Fund Complex; Director, Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO; Director, Ivy Services Inc. (ISI), an affiliate of IICO

*Previously, Keith A. Tucker was Chairman of the Board of Directors and a Director of the Funds. Effective May 25, 2005, Mr. Tucker resigned his positions as Chairman and Director. On May 25, 2005, the Disinterested Directors unanimously elected Mr. Herrmann as Chairman of the Board of Directors to succeed Mr. Tucker.

Officers

The Board has appointed officers who are responsible for the day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Herrmann, who is President, the Funds' officers are:

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUND	OFFICER OF FUND SINCE	OFFICER OF FUND COMPLEX SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Theodore W. Howard 6300 Lamar Avenue Overland Park KS 66202 Age: 63	Vice President Treasurer Principal Accounting Officer Principal Financial Officer	1992 1992 1992 2002	1987 1976 1976 2002	Senior Vice President of WRSCO; Vice President, Treasurer, Principal Accounting Officer and Principal Financial Officer of each of the funds in the Fund Complex; formerly, Vice President of WRSCO (1988 to 2001)
Kristen A. Richards 6300 Lamar Avenue Overland Park KS 66202 Age: 37	Vice President Secretary Associate General Counsel	2000 2000 2000	2000 2000 2000	Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO and IICO; Vice President, Secretary and Associate General Counsel of each of the funds in the Fund Complex; formerly, Assistant Secretary of funds in the Fund Complex (1998 to 2000); formerly, Compliance Officer of WRIMCO (1998 to 2000)
Daniel C. Schulte 6300 Lamar Avenue Overland Park KS 66202 Age: 39	Vice President General Counsel Assistant Secretary	2000 2000 2000	2000 2000 2000	Vice President, Assistant Secretary and General Counsel of WDR; Senior Vice President and General Counsel of Waddell & Reed, WRIMCO, WRSCO and IFDI; Senior Vice President, Assistant Secretary and General Counsel of IICO; Vice President, General Counsel and Assistant Secretary of each of the funds in the Fund Complex formerly, Assistant Secrtary of WDR (1998 to 2000)
Scott J. Schneider 6300 Lamar Avenue Overland Park KS 66202 Age: 37	Chief Compliance Officer	2004	2004	Chief Compliance Officer for each of the Funds in the Fund Complex (2004 to present); formerly, Senior Attorney and Compliance Officer for each of the Funds in the Fund Complex (2000 to 2004)

Committees of the Board of Directors

The Board has established the following committees: Audit Committee, Executive Committee and Governance Committee. The respective duties and current memberships are:

Audit Committee. The Audit Committee serves as an independent and objective party to monitor the Company's accounting policies, financial reporting and internal control system, as well as the work of the Company's independent registered public accounting firm. The Committee also serves to provide an open avenue of communication among the independent registered public accounting firm, the internal accounting staff of the Company's investment advisor and the Board. Michael G. Smith, Jarold Boettcher and Glendon E. Johnson, Jr. are the members of the Audit Committee. During the fiscal year ended March 31, 2005, the Audit Committee met four times.

Executive Committee. The Executive Committee acts as necessary on behalf of the full Board. When the Board is not in session, the Executive Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Funds except the power to increase or decrease the size of, or fill vacancies on, the Board, and except as otherwise provided by law. Henry J. Herrmann and Edward M. Tighe are members of the Executive Committee. During the fiscal year ended March 31, 2005, the Executive Committee did not meet.

Governance Committee. The Governance Committee (prior to June 3, 2003, known as Nominating Committee) evaluates, selects and recommends to the Board candidates to serve as disinterested directors. The Committee will consider candidates for Director recommended by Shareholders. Written recommendations with any supporting information should be directed to the Secretary of the Funds. The Governance Committee also oversees the functioning of the Board of Directors and its committees. Joseph Harroz, Jr., Eleanor B. Schwartz and James D. Gressett are the members of the Governance Committee. During the fiscal year ended March 31, 2005, the Governance Committee met four times.

Valuation Committee. Until August 31, 2005, the Board had established a Valuation Committee to review and consider valuation recommendations by management for securities for which market quotations are not available, and to value such securities and other assets at fair value as determined in good faith under procedures established by the Board. Keith Tucker and Henry J. Herrmann were the members of the Valuation Committee. Mr. Tucker resigned his position as Chairman of the Board and Director effective May 25, 2005. On August 31, 2005, the Board approved new Valuation Procedures, and delegated the valuation of securities to a valuation committee comprised of such persons as may be designated from time to time by WRSCO, subject to approval by the Board (New Valuation Committee). The New Valuation Committee will report to the Board at its next regularly scheduled meeting regarding any actions it takes and will seek ratification of such actions, if any, by the Board at that meeting. During the fiscal year ended March 31, 2005, the Committee acted 17 times.

Ownership of Fund Shares as of December 31, 2004

The following tables provide information regarding shares of the Funds owned by each Director, as well as the aggregate dollar range of shares owned, by each Director, within the Fund Complex.

disinterested directors

Director	Dollar Range of Shares Owned: Large Cap Growth Fund	Dollar Range of Shares Owned: Mid Cap Growth Fund	Dollar Range of Shares Owned: Science and Technology Fund	Dollar Range of Shares Owned: Small Cap Growth Fund
Jarold W. Boettcher	$0	$0	$0	$10,001 to $50,000
James D. Gressett	$0	$0	$0	$0
Joseph Harroz, Jr.	$0	$0	$0	$0
Glendon E. Johnson, Jr.	$0	$0	$0	$0
Eleanor B. Schwartz	$0	$0	$0	$0
Michael G. Smith	over $100,000	over $100,000	$0	$0
Edward M. Tighe	$0	$1 to $10,000	$1 to $10,000	$0

Director	Aggregate Dollar Range of Fund Shares Owned in All Funds within the Ivy Family of Funds
Jarold W. Boettcher	over $100,000
James D. Gressett	$0
Joseph Harroz, Jr.	$0
Glendon E. Johnson, Jr.	over $100,000
Eleanor B. Schwartz	$0
Michael G. Smith	over $100,000
Edward M. Tighe	$50,001 to $100,000

Interested directors

As of December 31, 2004, Mr. Herrmann, the only interested Director, did not own shares of any of the Funds in the Ivy Family of Funds.

Deferred Compensation

The following Directors* have each deferred a portion of their annual compensation, and the deferred amounts are deemed invested in shares of funds within the Fund Complex. The values of these deferred accounts are:

Director	Dollar Range of Shares Deemed Owned: Large Cap Growth Fund	Dollar Range of Shares Deemed Owned: Mid Cap Growth Fund	Dollar Range of Shares Deemed Owned: Science and Technology Fund	Dollar Range of Shares Deemed Owned: Small Cap Growth Fund
James D. Gressett	$10,001 to $50,000	$1 to $10,000	$10,001 to $50,000	$10,001 to $50,000
Joseph Harroz, Jr.	$0	$1 to $10,000	$0	$0
Michael G. Smith	$0	$50,001 to $100,000	$0	$0
Edward M. Tighe	$0	$0	$10,001 to $50,000	$0

Director	Aggregate Dollar Range of Fund Shares Deemed Owned in All Funds within the Ivy Family of Funds
James D. Gressett	$50,001 to $100,000
Joseph Harroz, Jr.	$10,001 to $50,000
Michael G. Smith	$50,001 to $100,000
Edward M. Tighe	$50,001 to $100,000

*Ms. Schwartz has elected to defer a portion of her annual compensation, to be invested in the Ivy Family of Funds, beginning January 1, 2005.

Compensation

The fees paid to the Director/Trustees are divided among the funds in Ivy Family of Funds based on each fund's relative asset size. Prior to June 3, 2003, the Ivy Family of Funds consisted solely of the Funds in Ivy Funds then in existence, and the Funds were part of the Advisors Fund Complex, and the persons then serving as Directors of the Funds also served as Directors of each of the Funds in the Advisors Fund Complex. The Directors elected to the Board on June 3, 2003 also serve as Trustees for the Ivy Funds. For the fiscal year ended March 31, 2005, the Director/Trustees received the following fees for service as a director of the Funds:

COMPENSATION TABLE

	Compensation	From Funds
	From	and Ivy Family
Director	Funds	of Funds[1]
--------	------------	------------
Henry J. Herrmann	$0	$0
Jarold W. Boettcher	18,707	42,000
James D. Gressett	18,707	42,000	[2]
Joseph Harroz, Jr.	18,707	42,000	[2]
Glendon E. Johnson, Jr.	18,707	42,000
Eleanor B. Schwartz	18,707	42,000	[2]
Michael G. Smith	18,707	42,000	[2]
Edward M. Tighe	18,707	42,000	[2]

1No pension or retirement benefits have been accrued as a part of Fund expenses.

2The total amount of deferred compensation included in this amount is as follows:

James D. Gressett	$42,000
Joseph Harroz, Jr.	21,000
Eleanor B. Schwartz	2,400
Michael G. Smith	42,000
Edward M. Tighe	42,000

The officers, including Mr. Herrmann, are paid by IICO or its affiliates.

The Board has created an honorary position of Director Emeritus, whereby an incumbent Director who has attained the age of 75 must resign his or her position as Director and, unless he or she elects otherwise, will serve as Director Emeritus provided the Director has served as a Director of the Funds for at least five years which need not have been consecutive. A Director Emeritus receives an annual fee in an amount equal to the annual retainer he or she was receiving at the time he or she resigned as a Director; however, a Director initially elected to a Board of Directors on or after May 31, 1993, receives such annual fee only for a period of three years commencing upon the date the Director began his or her service as Director Emeritus, or in an equivalent lump sum. A Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her capacity as Director Emeritus, but he or she has no authority or responsibility with respect to the management of the Funds. Messrs. Henry L. Bellmon, Jay B. Dillingham, William T. Morgan, Ronald K. Richey and Paul S. Wise retired as Directors of the Funds, and each serves as Director Emeritus.

The fees paid to each Director Emeritus are allocated among the funds that were in existence at the time the Director elected Emeritus status, based on each fund's net assets at that time. The following table shows the fees paid to each Director Emeritus, and the portion of that fee paid by the Fund, for the fiscal year ended March 31, 2005.

		Total
		Compensation
	Compensation	paid to
Director Emeritus	from Fund	Director Emeritus
Henry Bellmon	$1,952	$48,000
Jay B. Dillingham	1,652	44,000
William T. Morgan	3,102	65,500
Ronald K. Richey	2,120	48,000
Paul S. Wise	2,120	48,000

Code of Ethics

The Funds, IICO and IFDI have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits their respective directors, officers and employees to invest in securities, including securities that may be purchased or held by a Fund. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-clearance requirements and reporting obligations.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of June 30, 2005, all of the Directors and officers of the Funds, as a group, owned less than 1% of the outstanding shares of each of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

The Management Agreement

On August 31, 1992, Ivy Funds, Inc. (formerly, W&R Funds, Inc.) entered into an Investment Management Agreement (Management Agreement) with Waddell & Reed Investment Management Company (WRIMCO). On June 30, 2003, the Management Agreement was assigned to Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WRIMCO and a subsidiary of Waddell & Reed Financial, Inc. Such assignment was approved by the Funds' Board of Directors, including a majority of the Disinterested Directors, at a meeting held on May 21, 2003. On March 7, 2005, WRIICO changed its name to Ivy Investment Management Company (IICO). Under the Management Agreement, IICO is employed to supervise the investments of the Funds and provide investment advice to the Funds. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO also serves as investment manager to each of the funds in Ivy Funds, a Massachusetts Business Trust.

The Management Agreement permits IICO, or an affiliate of IICO, to enter into a separate agreement for transfer agency services (the Shareholder Servicing Agreement) and a separate agreement for accounting services (the Accounting Services Agreement) with the Funds. The Management Agreement contains detailed provisions as to the matters to be considered by the Board of Directors prior to approving any Shareholder Servicing Agreement or Accounting Services Agreement.

The Management Agreement was renewed by the Board of Directors at the meeting held August 31, 2005, and will continue in effect for the period from October 1, 2005, through October 1, 2006, unless sooner terminated. The Management Agreement provides that it may be renewed year to year, provided that any such renewal has been specifically approved, at least annually, by (i) the Board of Directors, or by a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Funds, and (ii) the vote of a majority of the Directors who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Funds or IICO (the Disinterested Directors). The Management Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Management Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Renewal of Investment Management Agreement

At a Meeting of the Board of Directors of the Corporation held on August 30 and 31, 2005, the Directors, including all of the Directors who are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act considered and approved the continuance of the existing Investment Management Agreement between Ivy Investment Management Company (IICO) and the Funds.

The Board’s Independent Directors were assisted in their review by independent legal counsel and met with such counsel separately from representatives of IICO. Independent legal counsel provided the Board with a memorandum that discussed the various factors that the Board should consider as part of its review of the various agreements, including, among other things, the nature and the quality of the services provided by IICO, profitability (including any fall-out benefits) from their relationship with the Funds, economies of scale, the role played by the Independent Directors, and information on comparative fees and expenses. The Board also considered the written responses and supplementary materials produced by IICO in response to a 15(c) due diligence request list submitted by the Independent Directors’ counsel prior to the meeting. Included in those responses, which had been provided to the Board prior to the meeting, was a fund-by-fund profitability analysis prepared by IICO. The Board also received extensive materials on performance, expenses and comparable fund information from Lipper, Inc., an independent mutual fund rating service. Finally, the Independent Directors received a report from two of the Independent Directors who had extensively reviewed all of this information prior to the meeting. The Independent Directors discussed all of this material extensively among themselves and with their independent legal counsel, and then discussed these materials and related information with the full Board prior to the Board’s final consideration of these issues. Based upon the examination by the Independent Directors, the Board made the following considerations and conclusions.

Considerations with respect to each Fund

The Board evaluated the performance of the advisory contracts with IICO for each of the Funds. The Board determined that it would be appropriate to review each Fund based upon the information contained in the Lipper materials and the due diligence materials that the Board had received from IICO.

The Board examined the investment performance of each Fund, including their short-term and long-term quintile rankings as reported in the Lipper materials. The Board also examined the performance of each Fund against their respective peers included in the Lipper materials, as well against the appropriate Lipper benchmark. The Board considered that it had met with the portfolio manager(s) of each Fund during regularly scheduled meetings, during which they had had an opportunity to discuss all facets of each Fund, including performance. After further discussion, given each Fund’s performance history, the Board concluded that each Fund’s performance in their respective asset class was acceptable.

The Board considered the expenses of each Fund and the cost of the services provided by IICO. The Board compared each Fund’s expenses with the expenses and advisory fees of other similarly situated funds as reported in the Lipper Reports. The Board then discussed the profitability to IICO in managing each Fund, as well as the derivation of that profitability analysis. After considering all of this information, the Board concluded that each Fund’s expenses appear to be reasonable.

The Board considered the nature, extent and quality of services provided to each Fund by IICO, taking into account the investment objective and strategy of each Fund and the knowledge the Board gained from their regular meetings with the personnel directly responsible for the management of the Fund, as well as the materials provided in connection with those meetings. In addition, the Board reviewed the resources and key personnel of IICO, especially those portfolio managers who provide investment management services to the Fund. The Board also considered other services provided to each Fund by IICO, such as managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Fund’s investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. The Board concluded that the nature and extent of the services provided by IICO with respect to each Fund were appropriate, that the quality of those services had been consistent with quality norms in the industry and that the Fund was likely to benefit from the continued provision of those services.

The Board discussed whether IICO derives any other direct or indirect benefits from serving as investment adviser to each Fund. The Board considered benefits that accrue to IICO from its relationship with each respective Fund, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After full consideration of these and other factors, the Board concluded that neither IICO nor any of its affiliates receive any additional direct benefits that would warrant re-consideration and/or preclude the Board from approving the continuation of the investment advisory contract with IICO.

The Board received and discussed information concerning whether economies of scale are being realized by each Fund and whether fee levels reflect those economies of scale for the benefit of each Fund's respective shareholders. The Board considered the current and anticipated asset levels of each Fund and the potential for growth in each Fund's assets. The Board concluded that the current asset size of each Fund did not warrant reevaluating the fee schedule for any Fund at this time.

IICO has one pending lawsuit related to its provision of investment advisory services. In April 2004, three individuals who purchased shares of certain registered investment companies for which IICO or its affiliate serves as investment manager (the "Funds") filed a derivative complaint in the United States District Court for the Western District of Missouri, Central Division, on behalf of the Funds alleging that IICO or its affiliate breached its fiduciary duty to the Funds by collecting excessive investment advisory fees relative to those paid by non-registered investment company clients. The lawsuit also seeks damages from non-fund companies affiliated with IICO. IICO denies that it breached its fiduciary duty to the Funds and believes that the investment advisory fees paid by the Funds were proper based upon the nature of the services rendered and were approved by the Funds' Boards of Directors in conformity with the requirements of the Investment Company Act of 1940.

Payments for Management Services

Under the Management Agreement, for IICO's management services, the Funds pay IICO a fee as described in the Prospectuses. The management fees paid to WRIMCO (the investment adviser for the Funds until June 30, 2003) or IICO during the fiscal years ended March 31, 2005, 2004 and 2003 for each of the Funds then in existence were as follows:

	2005	2004	2003
Ivy Large Cap Growth Fund	$ 1,033,005	$ 563,951	$ 79,402 including 172,560 excluding
Ivy Mid Cap Growth Fund	706,572	434,539 including 464,415 excluding	0 including 152,532 excluding
Ivy Science and Technology Fund	1,379,117	1,050,648	856,293
Ivy Small Cap Growth Fund	4,383,412	4,068,258	3,163,275

For purposes of calculating the daily fee, the Funds do not include money owed to them by IFDI for shares which it has sold but not yet paid to the Funds. The Funds accrue and pay this fee daily.

Shareholder Services

Under the Shareholder Servicing Agreement entered into between the Funds and Waddell & Reed Services Company (WRSCO), a subsidiary of Waddell & Reed, WRSCO performs shareholder servicing functions, including the maintenance of shareholder accounts, the issuance, transfer and redemption of shares, distribution of dividends and payment of redemptions, the furnishing of related information to the Funds and handling of shareholder inquiries. A new Shareholder Servicing Agreement, or amendments to the existing one, may be approved by the Board of Directors without shareholder approval.

With respect to Class R shares, each Fund pays WRSCO an amount payable on the first day of each month equal to 1/12 of .20 of 1% of the average daily net assets of the Class for the preceding month.

Each Fund also pays certain out-of-pocket expenses of WRSCO, including: long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs; charges of any sub-agent used by Agent in performing services under the Shareholder Servicing Agreement; and costs of legal and special services not provided by IICO or WRSCO.

Accounting Services

Under the Accounting Services Agreement entered into between the Funds and WRSCO, WRSCO provides the Funds with bookkeeping and accounting services and assistance, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new Accounting Services Agreement, or amendments to an existing one, may be approved by the Board of Directors without shareholder approval.

Under the Accounting Services Agreement, each Fund pays WRSCO, effective July 1, 2003, a monthly fee shown in the following table, based on the average daily net assets during the prior month.

Accounting Services Fee

Average Daily Net Assets for the Month				Monthly Fee
$0	-	$10	million	$0
$10	-	$25	million	$958
$25	-	$50	million	$1,925
$50	-	$100	million	$2,958
$100	-	$200	million	$4,033
$200	-	$350	million	$5,267
$350	-	$550	million	$6,875
$550	-	$750	million	$8,025
$750	-	$1.0	billion	$10,133
$1.0 billion and over				$12,375

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Each Fund also pays monthly a fee paid at the annual rate of 0.01% or one basis point for the first $1 billion of assets with no fee charges for assets in excess of $1 billion. This fee may be voluntarily waived until Fund assets are at least $10 million.

Prior to July 1, 2003, each Fund paid to WRSCO a monthly fee shown in the following table, based on the average daily net assets during the prior month.

Average Daily Net Assets for the Month (in millions)			Monthly Fee
$0	-	$10	$0
$10	-	$25	$917
$25	-	$50	$1,833
$50	-	$100	$2,750
$100	-	$200	$3,666
$200	-	$350	$4,583
$350	-	$550	$5,500
$550	-	$750	$6,417
$750	-	$1,000	$7,792
$1,000 and over			$9,167

In addition, for each class of shares in excess of one, each Fund paid WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Fees paid to WRSCO during the fiscal years ended March 31, 2005, 2004 and 2003 for each of the Funds then in existence were as follows:

	2005	2004	2003
Ivy Large Cap Growth Fund	$ 66,807	$ 36,980	$ 17,738
Ivy Mid Cap Growth Fund	46,478	32,563	11,825
Ivy Science and Technology Fund	68,213	48,877	39,417
Ivy Small Cap Growth Fund	142,626	88,213	64,052

Since each Fund pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above, IICO and WRSCO, respectively, pay all of their own expenses, except as otherwise noted in the respective agreements, in providing these services, unless otherwise referenced in the applicable agreement. Amounts paid by a Fund under the Shareholder Servicing Agreement are described above. IICO and its affiliates pay the Directors and officers of the Funds who are affiliated with IICO and its affiliates. The Funds pay the fees and expenses of the other Directors.

Each Fund pays all of its other expenses. These include, for each Fund, the costs of materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, custodian fees, fees payable by the Funds under Federal or other securities laws and to the Investment Company Institute and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Distribution Services

IFDI has served as principal underwriter and distributor to the Funds since June 16, 2003. Prior to June 16, 2003, Waddell & Reed, Inc. served as principal underwriter and distributor to the Funds. On June 16, 2003, Waddell & Reed, Inc. assigned the Principal Underwriting Agreement with Ivy Funds, Inc. (formerly W&R Funds, Inc.) to IFDI; such assignment was approved by the Funds' Board of Directors, including a majority of the Disinterested Directors, at a meeting held on May 21, 2003. Pursuant to the amended and restated Distribution Agreement, dated September 3, 2003, IFDI offers the Fund's shares through financial advisors of Waddell & Reed, Inc. and Legend Equities Corporation (Legend) and sales managers and through other broker-dealers, banks and other appropriate intermediaries (the sales force). In distributing shares through its sales force, IFDI will pay commissions and incentives to the sales force at or about the time of sale and will incur other expenses including costs for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the Fund's shares.

Under the Distribution and Service Plan (the Plan) for Class R shares adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, (Rule 12b-1) each Fund may pay IFDI a fee not to exceed 0.50% of the Fund's average annual net assets attributable to Class R shares, paid daily, to compensate IFDI for its costs and expenses in connection with, either directly or through others, the distribution of the Class R shares and/or the provision of personal services to Class R shareholders and/or maintenance of Class R shareholder accounts.

IFDI offers the Funds' shares through non-affiliated financial advisors, registered representatives and sales managers of Waddell & Reed, Inc. and Legend and through other broker-dealers, banks and other appropriate intermediaries (the sales force). In distributing shares through the sales force, IFDI will pay commissions and incentives to the sales force at or about the time of sale and will incur other expenses including costs for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the Funds' shares, as applicable. The Plans permit IFDI to receive compensation for the class-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Plans also contemplate that IFDI may be compensated for its activities in connection with: compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to shareholders of each Fund and/or maintaining shareholder accounts; increasing services provided to shareholders of each Fund by office personnel located at field sales offices; engaging in other activities useful in providing personal service to shareholders of each Fund and/or maintenance of shareholder accounts; and its arrangements with broker-dealers who may regularly sell shares of the Funds, and other third parties, for providing shareholder services and/or maintaining shareholder accounts with respect to Fund shares. Each Plan and the Underwriting Agreement contemplate that IFDI may be compensated for these class-related distribution efforts through the distribution fee.

The sales force and other parties may be paid continuing compensation based on the value of the shares held by shareholders to whom the member of the sales force is assigned to provide personal services, and IFDI or WRSCO, as well as other parties may also provide services to shareholders through telephonic means and written communications. IFDI may pay other broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares.

The only Directors or interested persons, as defined in the 1940 Act, of the Funds who have a direct or indirect financial interest in the operation of the Plan are the officers and Directors who are also officers of either IFDI or its affiliate(s) or who are shareholders of Waddell & Reed Financial, Inc., the indirect parent company of IFDI. The Plan is anticipated to benefit the applicable Fund and its shareholders affected by the particular Plan through IFDI's activities not only to distribute the affected shares of the Funds but also to provide personal services to shareholders of the affected class and thereby promote the maintenance of their accounts with the Funds. Each Fund anticipates that shareholders may benefit to the extent that IFDI's activities are successful in increasing the assets of that Fund class, through increased sales or reduced redemptions, or a combination of these, and reducing a shareholder's share of Fund and class expenses. Increased Fund assets may also provide greater resources with which to pursue the goal(s) of a Fund. Further, continuing sales of shares may also reduce the likelihood that it will be necessary to liquidate portfolio securities, in amounts or at times that may be disadvantageous to a Fund, to meet redemption demands. In addition, each Fund anticipates that the revenues from the Plan will provide IFDI with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to each Fund and its affected shareholders.

To the extent that IFDI incurs expenses for which compensation may be made under the Plan that relate to distribution and service activities also involving another fund in the Ivy Family of Funds, IFDI typically determines the amount attributable to the Fund's expenses under the Plan on the basis of a combination of the respective classes' relative net assets and number of shareholder accounts.

The Plan and the Underwriting Agreement and its assignment to IFDI were approved by the Board of Directors, including the Directors who are not interested persons of the Funds or of IFDI and who have no direct or indirect financial interest in the operations of the Plans or any agreement referred to in the Plans (hereafter the Plan Directors).

Among other things, the Plan provides that (1) IFDI will submit to the Directors at least quarterly, and the Directors will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto are approved by the Directors including the Plan Directors acting in person at a meeting called for that purpose, (3) payments under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the class of each affected Fund, and (4) while the Plan remains in effect, the selection and nomination of the Directors who are Plan Directors shall be committed to the discretion of the Plan Directors.

Dealer Compensation

All classes of the Funds are offered through IFDI, Waddell & Reed, Inc., Legend and non-affiliated third-party broker-dealers. IFDI may pay both affiliated and non-affiliated broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares, including the following: 1) for Class A shares purchased at NAV, IFDI (or an affiliate) may pay up to 1.00% of net assets invested; 2) for the purchase of Class B shares, IFDI (or an affiliate) may pay 4.00% of net assets invested; 3) for the purchase of Class C shares, IFDI (or an affiliate) may pay 1.00% of net assets invested; and 4) for the purchase of Class Y shares, IFDI (or an affiliate) may pay 0.25% of net assets invested.

As well, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets and/or a fixed amount per shareholder account. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by WRIMCO and IICO. These reimbursements to IFDI are funded out of WRIMCO and IICO's net income, respectively.

Custodial and Auditing Services

The custodian for each Fund is UMB Bank, n.a., 928 Grand Boulevard, Kansas City, Missouri. In general, the custodian is responsible for holding each Fund's cash and securities. Deloitte & Touche LLP, 1010 Grand Boulevard, Kansas City, Missouri, the Funds' independent registered public accounting firm, audits the Funds' financial statements, and an affiliate prepares the Funds' tax returns.

PORTFOLIO MANAGERS

The following tables provide information relating the portfolio managers of the Funds as of March 31, 2005:

Daniel Becker

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	1,888	0	4
Assets Managed with Performance-Based Advisory Fees (in millions)	0	0	0

Gilbert Scott

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	2,016	0	0.11
Assets Managed with Performance-Based Advisory Fees (in millions)	0	0	0

Kimberly Scott

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	1,320	0	0.19
Assets Managed with Performance-Based Advisory Fees (in millions)	0	0	0

Zachary Shafran

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	12
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	2,682	0	7
Assets Managed with Performance-Based Advisory Fees (in millions)	0	0	0

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

  The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. IICO seeks to manage such competing interests for the time and attention of portfolio managers by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.
  The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund might outperform the securities selected for the fund. IICO seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to IICO's adopted Allocation Procedures.

IICO and the Funds have adopted certain compliance procedures, including the Code of Ethics, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

Integral to the retention of investment professionals are: a) a competitive base salary, that is commensurate with the individual's level of experience and responsibility; b) an attractive bonus structure linked to investment performance, described below; c) eligibility for a stock incentive plan in shares of Waddell & Reed Financial, Inc. (WDR) that rewards teamwork; and d) paying for the cost of a leased automobile. Awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent; and e) to the extent a portfolio manager also manages institutional separate accounts, he or she will share in a percentage of the revenues earned, on behalf of such accounts, by IICO.

Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager receives. The primary benchmark is their percentile ranking against the performance of managers of the same investment style at other firms. The secondary benchmark is an index of securities matched to the same investment style. Half of their bonuses are based upon a three-year period and half is based upon a one year period. For truly exceptional results, bonuses can be several multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios are similar in investment style and all are taken into account in determining bonuses. Thirty percent of annual performance-based bonuses are deferred for a three-year period. During that time, the deferred portion of bonuses are invested in mutual funds managed by Waddell & Reed, with a minimum of 50% of the deferred bonus required to be invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being invested in Waddell & Reed managed mutual funds, the WDR's 401(k) plan offers Waddell & Reed managed mutual funds as investment options. No bonus compensation is based upon the amount of the mutual fund assets under management.

Ownership of Securities

As of March 31, 2005, the dollar range of shares of the Funds beneficially owned by the portfolio managers are:

Manager	Fund Managed in the Ivy Funds, Inc.	Dollar Range of Shares Owned in Fund Managed	Dollar Range of Shares Owned in Funds in Fund Complex
Daniel Becker	Ivy Large Cap Growth	$0	$1 to $10,000
Gilbert Scott	Ivy Small Cap Growth	$50,001 to $100,000	Over $100,000
Kimberly Scott	Ivy Mid Cap Growth	$0	$0
Zachary Shafran	Ivy Science and Technology	$0	$0

A portion of each portfolio manager's compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of March 31, 2005, the dollar range of shares of the Funds deemed owned by the portfolio managers are:

Manager	Fund Managed in the Ivy Funds, Inc.	Dollar Range of Shares Deemed Owned in Fund Managed	Dollar Range of Shares Deemed Owned in Funds in Fund Complex
Daniel Becker	Ivy Large Cap Growth	$0	Over $100,000
Gilbert Scott	Ivy Small Cap Growth	$0	Over $100,000
Kimberly Scott	Ivy Mid Cap Growth	$0	Over $100,000
Zachary Shafran	Ivy Science and Technology	Over $100,000	Over $100,000

BROKERAGE ALLOCATION AND OTHER PRACTICES

One of the duties undertaken by IICO pursuant to the Management Agreement is to arrange for the purchase and sale of securities for the portfolio of each Fund. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers will include the spread between the bid and the asked prices. Otherwise, transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individuals who manage the Funds may manage other advisory accounts with similar investment objectives. It can be anticipated that the manager will frequently, yet not always, place concurrent orders for all or most accounts for which the manager has responsibility or IICO may otherwise combine orders for a Fund with those of other funds in the Ivy Family of Funds, or other accounts for which it has investment discretion, including accounts affiliated with IICO. IICO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an initial public offering (IPO), IICO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures. For a partially filled IPO order, subject to certain variances specified in the written procedures, IICO generally allocates the shares as follows: the IPO shares are initially allocated pro rata among the included funds and/or advisory accounts grouped according to investment objective, based on relative total assets of each group; and the shares are then allocated within each group pro rata based on relative total assets of the included funds and/or advisory accounts, except that (a) within a group having a small cap-related investment objective, shares are allocated on a rotational basis after taking into account the impact of the anticipated initial gain on the value of the included fund or advisory account and (b) within a group having a mid-cap-related investment objective, shares are allocated based on the portfolio manager's judgment, including but not limited to such factors as the fund's or advisory account's investments strategies and policies, cash availability, any minimum investment policy, liquidity, anticipated term of the investment and current securities positions.

In all cases, IICO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its funds and other advisory accounts. Sharing in large transactions could affect the price a Fund pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

To effect the portfolio transactions of a Fund, IICO is authorized to engage broker-dealers (brokers) which, in its best judgment based on relevant factors, will implement the policy of the Fund to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. IICO need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Funds. Subject to review by the Board of Directors, such policies include the selection of brokers which provide execution and/or research services and or other services, including pricing or quotation services, directly or through others (research and brokerage services) considered by IICO to be useful or desirable for its investment management of the Fund and/or the other funds and accounts for which IICO has investment discretion.

Such research and brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as including (1) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers; (2) furnishing analyses and reports; or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account or making those decisions even though someone else has responsibility.

The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions if a good faith determination is made by IICO that the commission is reasonable in relation to the research or brokerage services provided. Subject to the foregoing considerations, IICO may also consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions. No allocation of brokerage or principal business is made to provide any other benefits to IICO or its affiliates. IICO does not direct Fund brokerage to compensate brokers for the sale of Fund shares. The Funds have adopted a policy that prohibits IICO from using Fund brokerage commissions to compensate broker-dealers for promotion or sale of Fund shares.

The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of IICO, and investment research received for the commissions of those other accounts may be useful both to the Funds and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist IICO in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made by IICO.

Such investment research (which may be supplied by a third party at the request of a broker) includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of IICO; serves to make available additional views for consideration and comparisons; and enables IICO to obtain market information on the price of securities held in a Fund's portfolio or being considered for purchase.

The Funds may also use brokerage to pay for pricing or quotation services to value securities.

The table below sets forth the brokerage commissions paid by each of the Funds during the fiscal years ended March 31, 2005, 2004 and 2003. These figures do not include principal transactions or spreads or concessions on principal transactions, i.e., those in which a Fund sells securities to a broker-dealer firm or buys from a broker-dealer firm securities owned by it.

	2005	2004	2003
Ivy Large Cap Growth Fund	$ 432,968	$ 312,572	$ 50,870
Ivy Mid Cap Growth Fund	87,375	74,758	26,742
Ivy Science and Technology Fund	652,237	608,279	279,087
Ivy Small Cap Growth Fund	1,579,088	1,735,916	386,831
	------------	-----------	-----------
Total	$ 2,751,668	$ 2,731,525	$ 743,530

The next table shows for each of the Funds the transactions, other than principal transactions, which were directed to broker-dealers who provided research services as well as execution and the brokerage commissions paid during the fiscal year ended March 31, 2005 for each of the Funds. These transactions were allocated to these broker-dealers by the internal allocation procedures described above.

Fund	Amount of Transactions	Brokerage Commissions
Ivy Large Cap Growth Fund	$ 327,956,659	$ 390,531
Ivy Mid Cap Growth Fund	29,556,362	57,291
Ivy Science and Technology Fund	241,491,567	496,392
Ivy Small Cap Growth Fund	536,839,923	1,014,663
	----------------	---------------
Total	$ 1,135,844,511	$ 1,958,877

As of March 31, 2005, Large Cap Growth Fund owned Goldman Sachs Group, Inc. (The) security in the aggregate amount of $4,795,564. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs, & Co., a regular broker of the Fund.

Proxy Voting Policy

The Funds have delegated all proxy voting responsibilities to their investment manager. IICO has established guidelines that reflect what it believes are desirable principles of corporate governance.

Listed below are several reoccurring issues and IICO's corresponding positions.

Board of Directors Issues:

IICO generally supports proposals requiring that a majority of the Board consist of outside, or independent, directors.

IICO generally votes against proposals to limit or eliminate liability for monetary damages for violating the duty of care.

IICO generally votes against indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper personal benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention. The success of a corporation in attracting and retaining qualified directors and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. IICO will support such protection so long as it does not exceed reasonable standards.

IICO generally votes against proposals requiring the provision for cumulative voting in the election of directors as cumulative voting may allow a minority group of shareholders to cause the election of one or more directors.

Corporate Governance Issues:

IICO generally supports proposals to ratify the appointment of independent accountants/auditors unless reasons exist which cause it to vote against the appointment.

IICO generally votes against proposals to restrict or prohibit the right of shareholders to call special meetings.

IICO generally votes against proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

IICO generally votes for proposals to authorize an increase in the number of authorized shares of common stock.

IICO generally votes against proposals for the adoption of a Shareholder Rights Plan (sometimes "Purchase Rights Plan"). It believes that anti-takeover proposals are generally not in the best interest of shareholders. Such a Plan gives the Board virtual veto power over acquisition offers which may well offer material benefits to shareholders.

Executive/Employee Issues:

IICO will generally vote for proposals to establish an Employee Stock Ownership Plan (ESOP) as long as the size of the Plan is reasonably limited.

Political Activity:

IICO will generally vote against proposals relating to corporate political activity or contributions, or to require the publication of reports on political activity or contributions made by political action committees (PAC's) sponsored or supported by the corporation. PAC contributions are generally made with funds contributed voluntarily by employees, and provide positive individual participation in the political process of a democratic society. In addition, Federal and most state laws require full disclosure of political contributions made by PAC's. This is public information and available to all interested parties.

Conflicts of Interest Between IICO and the Funds:

IICO will use the following three-step process to address conflicts of interest: (1) IICO will attempt to identify any potential conflicts of interest; (2) IICO will then determine if the conflict as identified is material; and (3) IICO will follow the procedures established below to ensure that its proxy voting decisions are based on the best interests of the Funds and are not the product of a material conflict.

I. Identifying Conflicts of Interest: IICO will evaluate the nature of its relationships to assess which, if any, might place its interests, as well as those of its affiliates, in conflict with those of the fund's shareholders on a proxy voting matter. IICO will review any potential conflicts that involve the following four general categories to determine if there is a conflict and if so, if the conflict is material:

  Business Relationships -- IICO will review any situation for a material conflict where IICO manages money for a company or an employee group, manages pension assets, administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it is determined that IICO (or an affiliate) otherwise has a similar significant relationship with a third party such that the third party might have an incentive to encourage IICO to vote in favor of management.
  Personal Relationships --IICO will review any situation where it (or an affiliate) has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.
  Familial Relationships -- IICO will review any situation where it (or an affiliate) has a known familial relationship relating to a company (e.g., a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists.

IICO will designate an individual or committee to review and identify proxies for potential conflicts of interest on an ongoing basis.

II. "Material Conflicts": IICO will review each relationship identified as having a potential conflict based on the individual facts and circumstances. For purposes of this review, IICO will attempt to detect those relationships deemed material based on the reasonable likelihood that they would be viewed as important by the average shareholder.

In considering the materiality of a conflict, IICO will take a two-step approach:

  Financial Materiality -- A relationship will be considered presumptively non-material unless the relationship represents 5% or more of IICO's annual revenue. If the relationship involves an affiliate, the "material" benchmark will be 15% or more of IICO's annual revenue.
  Non-Financial Materiality -- IICO will review all known relationships of portfolio managers and senior management for improper influence.

III. Procedures to Address Material Conflicts: IICO will use the following techniques to vote proxies that have been determined to present a "Material Conflict."

  Use a Proxy Voting Service for Specific Proposals -- As a primary means of voting material conflicts, IICO will vote per the recommendation of an independent proxy voting service (Institutional Shareholder Services ("ISS") or another independent third party if a recommendation from ISS is unavailable).
  Client directed -- If the Material Conflict arises from IICO's management of a third party account and the client provides voting instructions on a particular vote, IICO will vote according to the directions provided by the client.
  Use a Predetermined Voting Policy -- If no directives are provided by either ISS or the client, IICO may vote material conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identified subject matter. If the issue involves a material conflict and IICO chooses to use a predetermined voting policy, IICO will not be permitted to vary from the established voting policies established herein.
  Seek Board Guidance -- If the Material Conflict does not fall within one of the situations referenced above, IICO may seek guidance from the Funds' Board of Directors on matters involving a conflict. Under this method, IICO will disclose the nature of the conflict to the Fund Board and obtain the Board's consent or direction to vote the proxies. IICO may use the Board Guidance to vote proxies for its non-mutual fund clients.

PROXY VOTING RECORD

The Funds are required to file with the SEC their complete proxy voting record for the twelve-month period ending June 30, by no later that August 31 of each year. Information regarding how the proxies for the Funds were voted during the most recent 12-month period ended June 30, 2004, is available at www.ivyfunds.com, and on the SEC's website at http://www.sec.gov.

CAPITALIZATION AND VOTING RIGHTS

The Shares of the Funds

The shares of each of the Funds represents an interest in that Fund's securities and other assets and in its profits or losses. Each fractional share of a class has the same rights, in proportion, as a full share of that class.

Each of Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund offers five classes of its shares: Class A, Class B, Class C, Class R and Class Y. Each class of a Fund represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights pertaining to matters appropriately limited to that class; Class A shares are subject to an initial sales charge and to an ongoing distribution and service fee and certain Class A shares are subject to a CDSC; Class B and Class C shares are subject to a CDSC and to ongoing distribution and service fees; Class B shares convert to Class A shares eight years after the month in which the shares were purchased, and such conversion will be made, without charge or fee, on the basis of the relative NAV of the two classes; Class Y shares, which are designated for institutional and other eligible investors, have no sales charge and are not subject to a CDSC but are subject to an ongoing distribution and service fee that differs in amount from that of the Class B and Class C shares; and Class R shares, available to employee benefit plans, have no sales charge and are not subject to a CDSC but are subject to an ongoing distribution and service fee that differs in amount from that of Class Y shares. Class R shares are generally only available to employee benefit plans including but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans. At the time of the initial investment, including conversions of existing plans, if the value of the account exceeds $50 million, only Class Y shares are available for investment. Class R shares are also generally sold through, and held by, unaffiliated third parties whose platforms provide administrative, distributive and/or other support services to the plan investing in the Class R shares. Class R shares are generally available where plan level or omnibus accounts (and not individual participant accounts) are held on the books of a Fund. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings accounts, owner-only 401(k)s, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and 529 accounts.

Each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. The Funds do not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same Fund by virtue of those classes. On an ongoing basis, the Board of Directors will consider whether any such conflict exists and, if so, take appropriate action. Each share of a Fund is entitled to equal voting, dividend, liquidation and redemption rights, except that due to the differing expenses borne by the five classes, dividends and liquidation proceeds of Class B and Class C shares are expected to be lower than for Class A shares of the same Fund. Each fractional share of a class has the same rights, in proportion, as a full share of that class. Shares are fully paid and nonassessable when purchased.

The Funds do not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval will be presented to shareholders at a meeting called by the Board of Directors for such purpose.

Special meetings of shareholders may be called for any purpose upon receipt by a Fund of a request in writing signed by shareholders holding not less than 25% of all shares entitled to vote at such meeting, provided certain conditions stated in the Bylaws are met. There will normally be no meeting of the shareholders for the purpose of electing directors until such time as less than a majority of directors holding office have been elected by shareholders, at time which the directors then in office will call a shareholders' meeting for the election of directors. To the extent that Section 16(c) of the 1940 Act applies to a Fund, the directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

Each share of each Fund (regardless of class) is entitled to one vote. On certain matters such as the election of Directors, all shares of the Funds vote together as a single class. On other matters affecting a particular Fund, the shares of that Fund vote together as a separate class, such as with respect to a change in an investment restriction of a particular Fund, except that as to matters for which a separate vote of a class is required by the 1940 Act or which affects the interests of one or more particular classes, the affected shareholders vote as a separate class. In voting on a Management Agreement, approval by the shareholders of a Fund is effective as to that Fund whether or not enough votes are received from the shareholders of the other Funds to approve the Management Agreement for the other Funds.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Buying Shares

You may buy shares of each of the Funds through third parties that have entered into selling arrangements with IFDI. Contact any authorized investment dealer. Additional shares may be purchased through a plan's administrator or recordkeeper. Your plan administrator can help you with any questions you might have.

When you place an order to buy shares, your order, if accepted, will be processed at the next offering price calculated after your order is received in proper form by the Fund or its authorized agent. Note the following:

  All of your purchases must be made in U.S. dollars.
  You may purchase shares of a Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.
  Broker-dealers that perform account transactions for their clients by participating in networking through the National Securities Clearing Corporation (NSCC) are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly. Such dealers have independent networking agreements with IFDI, and are compensated for performing account transactions for their clients.

IFDI reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Selling Shares

You can arrange to take money out of an account at any time by selling (redeeming) some or all of your shares. Please contact your plan administrator or third party recordkeeper regarding distribution of shares from your retirement plan.

The redemption price (price to sell one share of a particular class of the Fund) is the NAV per share of that Fund class, subject to any applicable redemption fee.

When you place an order to sell shares, your shares will be sold at the NAV next calculated, subject to any applicable CDSC and/or redemption fee, after receipt of a written request for redemption in good order. Note the following:

  Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).
  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Trustees or Board of Directors determines that conditions exist making cash payments undesirable. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.
  If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable redemption fee, next calculated after the order has been received in proper form by the authorized firm (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day on which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.
  Dealers that perform account transactions for their clients by participating in networking through the NSCC are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

Exchanges for Shares of Other Funds in the Ivy Family of Funds

Class R shares of a Fund may be exchanged only for Class R shares of any other Fund in the Ivy Family of Funds that offers Class R shares for sale.

General Exchange Information

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each Fund within Ivy Family of Funds. may be sold only within the United States and the Commonwealth of Puerto Rico, except that Ivy Global Natural Resources Fund is not eligible for sale in the Commonwealth of Puerto Rico.

The exchange will be made at the NAVs next determined after receipt of your written request in good order by the Funds. When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange.

The Funds reserve the right to terminate or modify these exchange privileges at any time. In exercising this right, the Fund may, for example, limit the frequency of exchanges by a shareholder and/or cancel a shareholder's exchange privilege.

Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

Redemption Fee/Exchange Fee

To discourage the use of the Funds as a vehicle for excessive short-term trading,each of the Funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange any class of shares of that Fund after holding the shares fewer than five days. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

Each Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts; and certain intermediaries that do not have, or report to the Funds, sufficient information to impose a redemption fee on their customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (v) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf.

In addition to these waivers, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of excessive short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Redemptions

The Prospectus gives information as to redemption procedures. Redemption payments are made within seven days from receipt of a request in good order, unless delayed because of emergency conditions as determined by the SEC, when the NYSE is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash, although under extraordinary conditions redemptions may be made in portfolio securities. Payment for redemptions of shares of the Funds may be made in portfolio securities when the Board of Directors determines that conditions exist making cash payments undesirable. Redemptions made in securities will be made only in readily marketable securities. Securities used for payment of redemptions are valued at the price used in figuring NAV. There would be brokerage costs to the redeeming shareholder in selling such securities. Each Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Determination of Offering Price

The NAV of each class of the shares of a Fund is the value of the assets of that class, less the class's liabilities, divided by the total number of outstanding shares of that class.

The offering price of a Class R share is its NAV next calculated following acceptance of a purchase request, in good order. The number of shares you receive for your purchase depends on the next offering price after IFDI, or an authorized third party, properly receives and accepts your order. Therefore, if your order is received in proper form by Waddell & Reed or an authorized third party before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by Waddell & Reed or an authorized third party after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price. You will be sent a confirmation after your purchase (except for automatic transactions) which will indicate how many shares you have purchased.

IFDI need not accept any purchase order, and it or the Funds may determine to discontinue offering Fund shares for purchase.

The NAV and offering price per share are computed once on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by a Fund is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days. The NAV will likely change every business day, since typically the value of the assets and the number of shares outstanding change every business day.

The securities in the portfolio of each Fund, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Board of Directors.

Options and futures contracts purchased and held by a Fund are valued at the last sales price thereof on the securities or commodities exchanges on which they are traded, or, if there are no transactions, at the mean between bid and asked prices. Ordinarily, the close of the regular session for options trading on national securities exchanges is 4:10 p.m. Eastern time and the close for the regular session for commodities exchanges is 4:15 p.m. Eastern time. Futures contracts will be valued with reference to established futures exchanges. The value of a futures contract purchased by a Fund will be either the closing price of that contract or the bid price. Conversely, the value of a futures contract sold by a Fund will be either the closing purchase price or the asked price.

When a Fund writes a put or call, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is marked-to-market (that is, treated as sold for its fair market value) to reflect the current market value of the put or call. If a call a Fund wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium the Fund received. If a Fund exercised a call it purchased, the amount paid to purchase the related investment is increased by the amount of the premium paid. If a put written by a Fund is exercised, the amount that the Fund pays to purchase the related investment is decreased by the amount of the premium it received. If a Fund exercises a put it purchased, the amount the Fund receives from the sale of the related investment is reduced by the amount of the premium it paid. If a put or call written by a Fund expires, it has a gain in the amount of the premium; if a Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

Foreign currency exchange rates are generally determined prior to the close of trading of the regular session of the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the regular session of trading on the NYSE, which events will not be reflected in a computation of a Fund's NAV on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors. The foreign currency exchange transactions of a Fund conducted on a spot (i.e., cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Funds' Board of Directors. They are accounted for in the same manner as exchange-listed puts.

TAXATION OF THE FUNDS

General

Each Fund has qualified since its inception for treatment as a regulated investment company under the Code (RIC), so that it is relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gains over net long-term capital losses and, for certain Funds, net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid), and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. To continue to qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or foreign currencies or other income (including gains from options, futures contracts or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (2) the shareholders would treat all distributions out of its earnings and profits, including distributions of net capital gains and, for Ivy Municipal Bond Fund, distributions that otherwise would be exempt-interest dividends described below, as dividends (that is, as ordinary income or, if they are "qualified dividend income" as described in the Prospectus, at the long-term capital gain rate for individuals). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Dividends and distributions a Fund declares in December of any year that are payable to its shareholders of record on a specified date in that month are deemed to have been paid by the Fund and received by the shareholders on December 31 even if the Fund pays them during the following January. Accordingly, those dividends and distributions will be taxed to the shareholders for the year in which that December 31 falls.

You may be subject to tax as a result of income generated at the Fund level, to the extent the Fund makes actual or deemed distributions of such income to you. Dividends from the Fund's investment company taxable income (which includes net short-term capital gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares, unless such dividends are "qualified dividend income" eligible for the reduced rate of tax on long-term capital gains, as described below. Distributions of the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 15% for noncorporate shareholders. As a result of changes made by the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders is taxed as net capital gain. The portion of the dividends that the Fund pays which is attributable to qualified dividend income received by the Fund will qualify for such treatment in the hands of noncorporate shareholders of the Fund.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if they purchase shares shortly before the record date for a dividend or other distribution, they will receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax (Excise Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, a Fund may defer into the next calendar year net capital loss incurred between November 1 and the end of the current calendar year. It is the policy of each Fund to pay sufficient dividends and other distributions each year to avoid imposition of the Excise Tax.

Income from Foreign Securities

Dividends and interest a Fund receives, and gains it realizes on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (foreign taxes) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Each of Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any excess distribution received on the stock of a PFIC or of any gain on disposition of the stock (collectively PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund (QEF), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which probably would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Fund may elect to mark to market its stock in any PFIC. Marking-to-market, in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years under the election. A Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Currency Gains and Losses

Section 988 of the Code generally treats as ordinary income or loss gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors and collars) involving payments denominated in foreign currencies, (3) on the disposition of each debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of its disposition and (4) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

Income from Financial Instruments and Foreign Currencies

The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward currency contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Any income a Fund earns from writing options is treated as short-term capital gains. If the Fund enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it receives for the option it wrote and the premium it pays for the option it buys. If an option written by the Fund lapses without being exercised, the premium it receives also will be a short-term capital gain. If such an option is exercised and the Fund thus sells the securities subject to the option, the premium the Fund receives will be added to the exercise price to determine the gain or loss on the sale.

Certain futures contracts, forward currency contracts and non-equity options (that is, certain listed options, such as those on a broad-based securities index) in which the Funds may invest will be "Section 1256" contracts. Section 1256 contracts a Fund holds at the end of its taxable year, other than contracts subject to a mixed straddle election the Fund may make, are marked-to-market (that is, treated as sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of Section 1256 contracts, are treated as long-term capital gains or losses, and the balance is treated as short-term capital gains or losses. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. A Fund may need to distribute any mark-to-market gains to its shareholders to satisfy the Distribution Requirement and/or avoid imposition of the Excise Tax, even though it may not have closed the transactions and received cash to pay the distributions.

Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures contracts and forward currency contracts in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures contracts and forward currency contracts are positions in personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that would otherwise be recognized under the mark-to-market rules discussed above. The regulations under Section 1092 also provide certain wash sale rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and short sale rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of the recognition of its gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to the Funds are not entirely clear.

If a Fund has an appreciated financial position -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than straight debt) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a constructive sale of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Taxable Zero Coupon Securities

Certain Funds may acquire taxable zero coupon or other securities issued with OID. As a holder of those securities, a Fund must include in its income the portion of the OID that accrues on them during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because a Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gains.

Corporate Zero Coupon and Payment-in-Kind Securities

The Fund may acquire zero coupon or other corporate securities issued at a discount. As a holder of those securities, the Fund must include in its income the portion of the discount that accrues on them during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, the Fund must include in its gross income securities it receives as payment-in-kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accreted discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gains.

UNDERWRITER

IFDI acts as principal underwriter and distributor of the Funds' shares pursuant to an underwriting agreement (the Underwriting Agreement). The Underwriting Agreement requires IFDI to use its best efforts to sell the shares of the Funds but is not exclusive, and permits and recognizes that IFDI also distributes shares of other investment companies and other securities. Shares are sold on a continuous basis. IFDI is not required to sell any particular number of shares, and sells shares only for purchase orders received. Under this agreement, IFDI pays the costs of sales literature, including the costs of shareholder reports used as sales literature. IFDI has served as principal underwriter and distributor to Ivy Funds, Inc. since June 16, 2003. Prior to June 16, 2003, Waddell & Reed, Inc. served as principal underwriter and distributor to Ivy Funds, Inc. On June 16, 2003, Waddell & Reed, Inc. assigned the Principal Underwriting Agreement with Ivy Funds, Inc. (formerly W&R Funds, Inc.) to IFDI, and such was approved by the Board of Directors on May 21, 2003.

FINANCIAL STATEMENTS

The Financial Statements, including notes thereto and the report of the independent registered public accounting firm, for the fiscal year ended March 31, 2005 are incorporated herein by reference. They are contained in the Funds' Annual Report to Shareholders, dated March 31, 2005, which is available upon request.

Quarterly Portfolio Holdings

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the SEC on the Funds' Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  Without charge, at http://www.ivyfunds.com.

REGISTRATION STATEMENT

PART C

OTHER INFORMATION

23.     Exhibits: Ivy Funds, Inc.

(a)	Articles of Incorporation, as amended, filed by EDGAR on May 16, 1997 as EX-99.B1-charter to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A*

Articles Supplementary, filed by EDGAR on May 16, 1997 as EX-99.B1-wrartsup to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A*

Articles Supplementary (combination of Class B into Class C), filed by EDGAR on April 17, 2000 as EX-99.B(a)wrartsup to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*

Articles Supplementary, filed by EDGAR on June 30, 2000 as EX-99.B(a)wrartsup to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A*

Articles of Amendment, effective October 2, 2000, filed by EDGAR on June 26, 2001 as EX-99.B(a)wrartamend1 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A*

Articles of Amendment, filed March 1, 2001, filed by EDGAR on June 26, 2001 as EX-99.B(a)wrartamend2 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A*

Articles of Amendment to add the Capital ProtectionPlus Series, filed February 5, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(a)artamend1 to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A*

Articles of Amendment to change the name of the Corporation, effective June 30, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(a)artamend2 to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A*

Articles Supplementary for Reallocation of Shares dated December 9, 2003, filed by EDGAR on July 29, 2004 as EX-99.B(a)ifiartsupp1 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A*

Articles Supplementary for Reallocation of Shares dated February 11, 2004, effective June 30, 2003, filed by EDGAR on July 29, 2004 as EX-99.B(a)ifiartsupp2 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A*

Articles of Amendment to change the name of a series of the Corporation, effective March 31, 2005, filed by EDGAR on May 27, 2005 as EX-99.B(a)artamend3 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A*

Articles Supplementary for Reallocation of Shares to add Class R shares, filed by EDGAR on November 21, 2005 as EX-99.B(a)ifiartsupp3 to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A*

(b)	Bylaws, as amended, filed by EDGAR on June 27, 1996 as EX-99.B2-wrbylaw to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A*

Amendment to Bylaws filed by EDGAR on April 30, 1999 as EX-99.B(b)-wrbylaw2 to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

Amendment to Bylaws, dated May 17, 2000, filed by EDGAR on June 26, 2001 as EX-99.B(b)wrbylawamend to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A*

(c)	Article Fifth of the Articles of Incorporation and Articles II and VIII of the Bylaws each define the rights of shareholders.

(d)

Investment Management Agreement with amended fee schedule to reflect the addition of Science and Technology Fund and High Income Fund, filed by EDGAR on May 16, 1997 as EX-99.B5-wrima to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A*

Fee Schedule (Exhibit A) to the Investment Management Agreement, as amended, filed by EDGAR on April 17, 2000 as EX-99.B(d)wrimafee to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*

Investment Management Agreement for Capital ProtectionPlus Fund, filed by EDGAR on January 29, 2003 as EX-99.B(d)cpima to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A*

Subadvisory Contract between Waddell & Reed Investment Management Company and Gartmore Morley Capital Management, Inc. on behalf of Capital ProtectionPlus Fund, filed by EDGAR on January 29, 2003 as EX-99.B(d)wrfsubadv to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A*

Assignment of Investment Management Agreement by Waddell & Reed Investment Management Company to Waddell & Reed Ivy Investment Company, effective June 30, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(e)imaassign to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A*

(e)	Underwriting Agreement filed by EDGAR on June 27, 1995 as EX-99.B6-wrua to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A*

Amendment to Underwriting Agreement, dated July 24, 2002, filed by EDGAR on January 29, 2003 as EX-99.B(e)wrfuadel to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A*

Assignment of Underwriting Agreement by Waddell & Reed, Inc. to Ivy Funds Distributor, Inc., effective June 16, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(e)puaassign to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A*

(f)	Not applicable

(g)	Custodian Agreement, as amended, filed by EDGAR on April 17, 2000 as EX-99.B(g)wrca to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*.

Amendment to Custodian Agreement, dated July 1, 2001, filed by EDGAR on January 29, 2003 as EX-99.B(g)wrfcaamend to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A*. The Custodian Agreement for W&R Funds, Inc. Asset Strategy Fund is being filed as a representative copy. The Amendments to the Custodian Agreements for all funds in W&R Funds, Inc. are identical.

Appendix A to Custodian Agreement, as amended March 31, 2003, filed by EDGAR on January 28, 2004 as EX-99.B(g)ificustappa to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A*. The Appendix A for Ivy Funds, Inc. Asset Strategy Fund is being filed as a representative copy. The Appendix A for all the funds in Ivy Funds, Inc. are identical.

Delegation Agreement, dated March 31, 2003, filed by EDGAR on January 28, 2004 as EX-99.B(g)ificadel to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A*. The Delegation Agreement for W&R Funds, Inc. Asset Strategy Fund is being filed as a representative copy. The Delegation Agreements for all funds in Ivy Funds, Inc. are identical.

Custodian Agreement for Capital ProtectionPlus Fund, filed by EDGAR on January 29, 2003 as EX-99.B(g)cpca to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A*

Delegation Agreement for Capital ProtectionPlus Fund, filed by EDGAR on January 29, 2003 as EX-99.B(g)cpcadel to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A*

(h)	Shareholder Servicing Agreement, as amended August 22, 2001, filed by EDGAR on July 29, 2002 as EX-99.B(h)wrfssa to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A*

Amendment to the Shareholder Servicing Agreement, dated July 24, 2002, filed by EDGAR on January 29, 2003 as EX-99.B(h)wrfssadel to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A*

Exhibit B to the Shareholder Servicing Agreement, as amended August 31, 2005, filed by EDGAR on November 21, 2005 as EX-99.B(h)ifissaexb to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A*

Exhibit C to the Shareholder Servicing Agreement, effective November 30, 2004, filed by EDGAR on July 26, 2005 as EX-99.B(h) ssaexc to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Accounting and Administrative Services Agreement, effective August 25, 2004, filed by EDGAR on May 27, 2005 as EX-99.B(h)ifiasa to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A*

Expense Reimbursement Agreement between Ivy Investment management Company and Ivy Funds, Inc. (Ivy Capital Appreciation Fund), filed by EDGAR on July 26, 2005 as EX-99.B(h)reimb to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

(i)	Opinion and Consent of Counsel, attached hereto as EX-99.B(i)ifilegopn

(j)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, attached hereto as EX-99.B(j)ificonsnt

(k)	Not applicable

(l)	Agreement with initial shareholder, Waddell & Reed, Inc. filed by EDGAR on June 2, 1992 as Exhibit (b)(13) to Pre-Effective Amendment No. 1 to the initial Registration Statement on Form N-1A*.

Agreement with Initial Shareholder of Waddell & Reed Funds, Inc. Asset Strategy Fund, filed by EDGAR on June 27, 1995 as EX-99.B13-wragree to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A*

(m)

Distribution and Service (Rule 12b-1) Plan for each of Class A, Class B, Class C, Class R and Class Y shares, filed by EDGAR on November 21, 2005 as EX-99.B(m)ifidsp to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A*

(n)	Not applicable

(o)	Multiple Class Plan, as amended August 31, 2005, filed by EDGAR on November 21, 2005 as EX-99.B(o)ifimcp to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A*

(p)	Code of Ethics, as amended May 25, 2005, filed by EDGAR on July 26, 2005 as EX-99.B(p)code to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on January 28, 2004 as EX-99.B(p)code-so-ivy to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A*

24.    Persons Controlled by or under common control with Registrant

         -------------------------------------------------------------

         None

25.    Indemnification

         ---------------

Reference is made to Article 10.2 of the Articles of Incorporation of Registrant, filed by EDGAR on May 16, 1997 as EX-99.B1-charter to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A*; Article IX of the Bylaws, as amended May 17, 2000, filed by EDGAR on June 26, 2001 as EX-99.B2-wrbylawamend to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A*; and Article V of the Underwriting Agreement filed by EDGAR on June 27, 1995 as EX-99.B6-wrua to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A*, each of which provides indemnification. Also refer to Section 2-418 of the Maryland General Corporation Law regarding indemnification of directors, officers, employees and agents.

Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

26.    Business and Other Connections of Investment Manager

         ----------------------------------------------------

On August 31, 1992, Ivy Funds, Inc. (formerly, W&R Funds, Inc.) entered into an Investment Management Agreement (Management Agreement) with Waddell & Reed Investment Management Company (WRIMCO). On June 30, 2003, the Management Agreement was assigned to Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WRIMCO and a subsidiary of Waddell & Reed Financial, Inc. Such assignment was approved by the Funds' Board of Directors, including a majority of the Disinterested Directors, at a meeting held on May 21, 2003. Under the Management Agreement, WRIICO is employed to supervise the investments of the Funds and provide investment advice to the Funds. WRIICO is a corporation which is not engaged in any business other than the provision of investment management services to those registered investment companies described in Part A and Part B of this Post-Effective Amendment and to other investment advisory clients.

Each director and executive officer of WRIICO has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of WRIMCO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information (SAI) of the Registrant. The address of the officers is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

As to each director and officer of WRIICO, reference is made to Part A and Part B of the Prospectus and SAI of this Registrant.

27.     Principal Underwriter and Distributor

          -------------------------------------

(a)

Ivy Funds Distributor, Inc. (IFDI) has served as principal underwriter and distributor to the Funds since June 16, 2003. Prior to June 16, 2003, Waddell & Reed, Inc. served as principal underwriter and distributor to the Funds. On June 16, 2003, Waddell & Reed, Inc. assigned the Principal Underwriting Agreement with Ivy Funds, Inc. (formerly W&R Funds, Inc.) to IFDI; such assignment was approved by the Funds' Board of Directors, including a majority of the Disinterested Directors, at a meeting held on May 21, 2003. Pursuant to the Principal Underwriting Agreement, IFDI offers the Fund's shares through financial advisors of Waddell & Reed, Inc. and Legend Equities Corporation (Legend) and sales managers and through other broker-dealers, banks and other appropriate intermediaries (the sales force). IFDI is also the principal underwriter to the following investment companies:

Ivy Funds

(b)	The information contained in the underwriter's application on Form BD, as filed on November 4, 2005 SEC No. 8-27030 under the Securities Exchange Act of 1934, is herein incorporated by reference.

(c)	No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person.

28.    Location of Accounts and Records

         --------------------------------

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are under the possession of Mr. Theodore W. Howard and Ms. Kristen A. Richards, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

29.    Management Services

         -------------------

There are no service contracts other than as discussed in Part A and B of this Post-Effective Amendment and listed in response to Items 23.(h) and 23.(m) hereof.

30.     Undertakings

         --------------

         Not applicable

---------------------------------

*Incorporated herein by reference

POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, That the undersigned, IVY FUNDS, INC. and IVY FUNDS (hereinafter each called the Fund), and certain trustees/directors and officers for the Fund, do hereby constitute and appoint HENRY J. HERRMANN, DANIEL C. SCHULTE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Fund to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such trustees and officers in his/her behalf as such trustee or officer as indicated below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date: August 31, 2005	/s/Henry J. Herrmann
Henry J. Herrmann, President

/s/Henry J. Herrmann	Chairman of the Board, President and Trustee/Director
Henry J. Herrmann

/s/Theodore W. Howard	Vice President, Treasurer, Principal Accounting Officer
Theodore W. Howard	and Principal Financial Officer

/s/Jarold W. Boettcher	Trustee/Director
Jarold W. Boettcher

/s/James D. Gressett	Trustee/Director
James D. Gressett

/s/Joseph Harroz, Jr.	Trustee/Director
Joseph Harroz, Jr.

/s/Glendon E. Johnson, Jr.	Trustee/Director
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz	Trustee/Director
Eleanor B. Schwartz

/s/Michael G. Smith	Trustee/Director
Michael G. Smith

/s/Edward M. Tighe	Trustee/Director
Edward M. Tighe

Attest:

/s/Kristen A. Richards
Kristen A. Richards, Secretary

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(a) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 29 day of December, 2005.

IVY FUNDS, INC.
(Registrant)

By /s/ Henry J. Herrmann
Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title

/s/Henry J. Herrmann	President and Director
Henry J. Herrmann

/s/Theodore W. Howard	Vice President, Treasurer, Principal Financial Officer
Theodore W. Howard	and Principal Accounting Officer

/s/Jarold W. Boettcher*	Director
Jarold W. Boettcher

/s/James D. Gressett*	Director
James D. Gressett

/s/Joseph Harroz, Jr.*	Director
Joseph Harroz, Jr.

/s/Glendon E. Johnson, Jr.*	Director
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz*	Director
Eleanor B. Schwartz

/s/Michael G. Smith*	Director
Michael G. Smith

/s/Edward M. Tighe*	Director
Edward M. Tighe

*By: /s/Kristen A. Richards	ATTEST: /s/Megan E. Bray
Kristen A. Richards	Megan E. Bray
Attorney-in-Fact	Assistant Secretary